UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 10/31/14

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds

Kansas City
Osage R.
Roscoe
Arkansas R.
Ft. Wayne
Ft. Gibson
Canadian
North Fork

Annual Report

October 31, 2014

For Your Life's *Direction*

At The Commerce Funds, we're committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.

We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.

Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child's education, or saving for a special need, you can find investment options at The Commerce Funds.

Risk/Reward

The Commerce Funds

MidCap Growth
Growth
Value
Kansas Tax-Free Intermediate Bond
Missouri Tax-Free Intermediate Bond
National Tax-Free Intermediate Bond
Bond
Short-Term Government
Risk
Potential Return

In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management's predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the "Adviser" or "Commerce") believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

COMMERCE FUNDS

Please note:

The information in this annual report is as of October 31, 2014 and is audited, except where noted. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE GROWTH FUND

Growth Fund Overview

We present you with the annual report for the Commerce Growth Fund for the one-year period ended October 31, 2014.

A conversation with Joe Williams, Portfolio Manager of the Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had a cumulative total return of 17.42%, slightly outperforming its benchmark, the Russell 1000 Growth Index, which returned 17.11%.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s investment adviser modified the Fund’s quantitative investment model during the year to include lower volatility stocks. The significant adjustments to the Fund during the year were an increase in exposure to consumer services by 3.0%, increasing the sector’s weight to 7.3% of the portfolio. The Funds weight in the commercial services sector also increased to 2.3% from 0%. Significant reductions included a 3.5% decrease in technology services to 10.3% and a 2.7% decrease in finance to 8.9%

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund exhibited strong stock selection in the retail trade sector with Kroger Co. and Macy’s up 32% and 29% respectively. The Fund was underweight in the strong performing electronic technology sector, owning Lockheed Martin Corp and Lam Research Corp, up 48% and 47% respectively, leading to outperformance in the sector as compared to the Fund’s benchmark index. The Fund’s energy underweight position of 1.1% relative to the Index weight of 2.4% helped the Fund’s performance as well, since it was the only sector that posted a negative return -1.9% over the last year.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A:. The Fund’s underweight position and poor stock selection in the health technology sector hurt performance for the year. Amgen was the Fund’s only position in the biotechnology area and the absence of other volatile biotechnology stocks that experienced large gains detracted from the Fund’s performance. Lastly, the Fund’s underweight positions in the strong performing technology services sector weakened performance for the year. Poor stock selection within the technology services sector, specifically the Fund’s position in ANSYS, which was down 15.7%, detracted from overall performance.

COMMERCE GROWTH FUND

Performance Summary

October 31, 2014 (Unaudited)

The following is performance information for the Commerce Growth Fund (“Growth Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2013 - October 31, 2014	Fund Total Return(a)	Index Total Return	Index
Growth Fund	17.42%	17.11%	Russell 1000® Growth(c)

Standardized Average Annual Total Return through September 30, 2014(b)

Standardized Average Annual Total Return through September 30, 2014(b)	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	19.80%	13.91%	7.46%	8.01%
Russell 1000® Growth Index (as of December 12, 1994)(c)	19.15%	16.49%	8.93%	9.09%

Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2004 through October 31, 2014.

Average Annual Total Return through October 31, 2014	One Year	Five Years	Ten Years	Since Inception
Growth Fund (commenced December 12, 1994)(a)	17.42%	14.96%	7.68%	8.16%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Growth Fund	1.07%	1.07%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2014) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2015. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

October 31, 2014

Shares	Description	Value
Common Stocks – 95.6%
Commercial Services – 2.3%
3,466	CDK Global, Inc.*	$ 116,458
8,600	Moody’s Corp.	853,378
17,800	Tyco International Ltd.	764,154

		1,733,990

Communications – 2.0%
30,400	Verizon Communications, Inc.	1,527,600

Consumer Durables* – 1.0%
11,550	Jarden Corp.	751,789

Consumer Non-Durables – 12.9%
19,100	Altria Group, Inc.	923,294
14,800	Colgate-Palmolive Co.	989,824
12,200	Kellogg Co.	780,312
7,700	Kimberly-Clark Corp.	879,879
10,800	Nike, Inc. Class B	1,004,076
9,100	PepsiCo, Inc.	875,147
9,700	Philip Morris International, Inc.	863,397
13,700	Reynolds American, Inc.	861,867
25,300	The Coca-Cola Co.	1,059,564
9,000	The Estee Lauder Cos., Inc. Class A	676,620
12,400	V. F. Corp.	839,232

		9,753,212

Consumer Services – 7.3%
13,800	CBS Corp. Class B	748,236
4,500	Charter Communications, Inc. Class A*	712,755
14,800	Comcast Corp. Class A	819,180
9,400	DIRECTV*	815,826
16,600	eBay, Inc.*	871,500
33,600	Service Corp.	734,832
10,800	Viacom, Inc. Class B	784,944

		5,487,273

Distribution Services – 2.1%
4,500	McKesson Corp.	915,345
2,700	W.W. Grainger, Inc.	666,360

		1,581,705

Electronic Technology – 10.5%
36,100	Apple, Inc.	3,898,800
24,700	Intel Corp.	840,047
10,100	Lam Research Corp.	786,386
5,000	Lockheed Martin Corp.	952,850
14,700	Microchip Technology, Inc.	633,717
10,700	QUALCOMM, Inc.	840,057

		7,951,857

Energy Minerals – 1.0%
8,000	EOG Resources, Inc.	760,400

Finance – 8.8%
9,200	American Express Co.	827,540
10,900	Crown Castle International Corp.	851,508
12,500	Extra Space Storage, Inc.	727,000
3,700	Intercontinental Exchange, Inc.	770,673

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
10,300	Mastercard, Inc. Class A	$ 862,625
4,700	Public Storage	866,398
10,000	T. Rowe Price Group, Inc.	820,900
3,800	Visa, Inc. Class A	917,434

		6,644,078

Health Services* – 1.1%
13,300	Cerner Corp.	842,422

Health Technology – 9.0%
6,500	Amgen, Inc.	1,054,170
7,300	Becton Dickinson & Co.	939,510
7,100	Bio-Techne Corp.	646,455
5,100	C. R. Bard, Inc.	836,247
5,600	IDEXX Laboratories, Inc.*	793,352
8,200	Johnson & Johnson	883,796
8,400	Pall Corp.	767,928
9,500	Stryker Corp.	831,535

		6,752,993

Industrial Services – 3.1%
12,400	Baker Hughes, Inc.	656,704
7,900	Schlumberger Ltd.	779,414
18,600	Waste Management, Inc.	909,354

		2,345,472

Process Industries – 8.1%
16,900	Archer-Daniels-Midland Co.	794,300
15,900	Donaldson Co, Inc.	661,122
7,200	Ecolab, Inc.	800,856
7,300	Monsanto Co.	839,792
10,200	Packaging Corp. of America	735,216
15,500	RPM International, Inc.	702,150
3,900	The Sherwin-Williams Co.	895,284
7,300	W.R. Grace & Co.*	690,580

		6,119,300

Producer Manufacturing – 6.3%
23,200	Allison Transmission Holdings, Inc.	753,536
12,700	AMETEK, Inc.	662,305
9,000	Honeywell International, Inc.	865,080
9,600	Illinois Tool Works, Inc.	874,080
8,900	Lennox International, Inc.	791,388
7,800	United Technologies Corp.	834,600

		4,780,989

Retail Trade – 7.5%
1,100	AutoZone, Inc.*	608,872
12,000	Dollar Tree, Inc.*	726,840
15,600	Lowe’s Cos., Inc.	892,320
13,300	Macy’s, Inc.	769,006
9,600	The Home Depot, Inc.	936,192
16,700	The Kroger Co.	930,357
10,600	Wal-Mart Stores, Inc.	808,462

		5,672,049

4	The accompanying notes are an integral part of these financial statements.

COMMERCE GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Technology Services – 10.2%
11,700	Adobe Systems, Inc.*	$ 820,404
10,400	Automatic Data Processing, Inc.	850,512
11,300	Fiserv, Inc.*	785,124
1,700	Google, Inc. Class A*	965,379
1,700	Google, Inc. Class C*	950,436
6,300	International Business Machines Corp.	1,035,720
32,200	Microsoft Corp.	1,511,790
16,200	Paychex, Inc.	760,428

		7,679,793

Transportation – 2.4%
7,900	Union Pacific Corp.	919,955
8,200	United Parcel Service, Inc. Class B	860,262

		1,780,217

TOTAL COMMON STOCKS
(Cost $54,585,432)		$72,165,139

Exchange Traded Fund – 2.0%
15,900	iShares Russell 1000 Growth Index Fund
(Cost $1,435,129)		$ 1,493,964

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.7%
Repurchase Agreement – 1.7%
State Street Bank & Trust Co.
$ 1,278,000	0.000%	11/03/14	$1,278,000
Maturity Value: $1,278,000
(Cost $1,278,000)

TOTAL INVESTMENTS – 99.3%
(Cost $57,298,561)			$74,937,103

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			560,254

NET ASSETS – 100.0%			$75,497,357

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2014. This agreement was fully collateralized by $915,000, U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $1,310,613.

PORTFOLIO COMPOSITION (UNAUDITED)

	AS OF 10/31/14	AS OF 10/31/13

Consumer Non-Durables	12.9%	13.1%
Electronic Technology	10.5	9.0
Technology Services	10.2	13.7
Health Technology	9.0	8.9
Finance	8.8	11.6
Process Industries	8.1	7.6
Retail Trade	7.5	9.0
Consumer Services	7.3	4.3
Producer Manufacturing	6.3	5.5
Industrial Services	3.1	3.3
Transportation	2.4	2.2
Commercial Services	2.3	—
Distribution Services	2.1	2.5
Communications	2.0	2.6
Exchange Traded Fund	2.0	3.5
Health Services	1.1	1.3
Energy Minerals	1.0	—
Consumer Durables	1.0	1.1
Short-term Investment	1.7	0.9

TOTAL INVESTMENT	99.3%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Value Fund Overview

We present you with the annual report for the Commerce Value Fund for the one-year period ended October 31, 2014.

A conversation with Matt Schmitt, Portfolio Manager of the Value Fund.

Q: How did the Fund perform over the review period?

A: The Fund returned 11.76% over the 12 month period ended October 31, 2014 underperforming the Russell 1000 Value Index return of 16.46% by 4.70%. The health services and electronic technology sectors within the Index performed well over the past year, rising 38% and 31%, respectively. The electronic technology sector had a greater influence on the Index’s total return, with a weight of 8.4% compared to health services with smaller weight of 2.4%.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: There were no significant adjustments to the Fund’s sector allocation during the year. The two largest adjustments were an increase to the finance sector of 1.4%, from 19.6% to 21.0%, and an increase to the industrial service sector of 0.9%, from 1.9% to 2.8%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The utility sector rose 20% last year, spurred by falling interest rates, and the Fund’s average overweight position of 1.5% in this sector as compared to the 6.3% Index weight added to performance. The Fund also benefited from security selection, holding overweight positions in Lockheed Martin, Altria Group, Reynolds American and Wells Fargo, which were up 48%, 36%, 28% and 28%, respectively. Performance was further bolstered by having no positions in the poorly performing sectors of non-energy minerals and commercial services.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: The Fund’s security selection in the retail trade and consumer durable sectors with Staples and Tupperware Brands detracted from performance, down 29% and 27% respectively. Moreover, no exposure to the two highest performing sectors, transportation and health services, further weighed on performance even though they only made up a combined 3.7% of the Index. Poor stock selection within the consumer services sector detracted from performance, with Darden Restaurants up only 5% and McDonald’s Corp up only 0.4%, while the sector as a whole outperformed the benchmark and returned 21% for the year. An underweight position in the producer manufacturing sector added to performance, however poor stock selection within the sector ultimately resulted in a net negative contribution to return over the past 12 months.

COMMERCE VALUE FUND

Performance Summary

October 31, 2014 (Unaudited)

The following is performance information for the Commerce Value Fund (“Value Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2013 - October 31, 2014	Fund Total Return(a)	Index Total Return	Index
Value Fund	11.76%	16.46%	Russell 1000® Value(c)

Standardized Average Annual Total Return through September 30, 2014(b)

Standardized Average Annual Total Return through September 30, 2014(b)	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	15.28%	15.81%	7.64%	6.35%
Russell 1000® Value Index (as of March 3, 1997)(c)	18.89%	15.25%	7.84%	8.05%

Value Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2004 through October 31, 2014.

Average Annual Total Return through October 31, 2014	One Year	Five Years	Ten Years	Since Inception
Value Fund (commenced March 3, 1997)(a)	11.76%	16.76%	7.75%	6.44%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Value Fund	0.66%	0.66%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell 1000 ® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2014) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2015. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE VALUE FUND

Schedule of Investments

October 31, 2014

Shares	Description	Value
Common Stocks – 95.8%
Communications – 4.6%
155,000	AT&T, Inc.	$ 5,400,200
110,000	Verizon Communications, Inc.	5,527,500

		10,927,700

Consumer Durables – 3.2%
61,500	Hasbro, Inc.	3,538,095
63,500	Tupperware Brands Corp.	4,048,125

		7,586,220

Consumer Non-Durables – 8.0%
100,000	Altria Group, Inc.	4,834,000
41,500	Kimberly-Clark Corp.	4,742,205
53,500	Procter & Gamble Co.	4,668,945
77,000	Reynolds American, Inc.	4,844,070

		19,089,220

Consumer Services – 3.3%
65,000	Darden Restaurants, Inc.	3,365,700
47,500	McDonald’s Corp.	4,452,175

		7,817,875

Distribution Services – 1.9%
118,000	SYSCO Corp.	4,547,720

Electronic Technology – 5.6%
130,000	Intel Corp.	4,421,300
25,500	Lockheed Martin Corp.	4,859,535
94,500	Microchip Technology, Inc.	4,073,895

		13,354,730

Energy Minerals – 10.5%
70,000	Chevron Corp.	8,396,500
110,000	ConocoPhillips	7,936,500
47,000	Exxon Mobil Corp.	4,545,370
46,000	Occidental Petroleum Corp.	4,090,780

		24,969,150

Finance – 23.7%
77,500	Bank of Hawaii Corp.	4,537,625
119,000	BB&T Corp.	4,507,720
58,000	Cullen/Frost Bankers, Inc.	4,686,980
151,000	Federated Investors, Inc. Class B	4,721,770
115,000	HCP, Inc.	5,056,550
156,000	JPMorgan Chase & Co.	9,434,880
207,000	Kimco Realty Corp.	5,164,650
83,500	Principal Financial Group, Inc.	4,372,895
85,000	Waddell & Reed Financial, Inc. Class A	4,057,900
182,500	Wells Fargo & Co.	9,688,925

		56,229,895

Health Technology – 9.1%
87,000	Bristol-Myers Squibb Co.	5,062,530
41,500	Johnson & Johnson	4,472,870
92,500	Merck & Co., Inc.	5,359,450
220,000	Pfizer, Inc.	6,589,000

		21,483,850

Shares	Description	Value
Common Stocks – (continued)
Industrial Services – 3.9%
117,500	Kinder Morgan, Inc.	$ 4,547,250
96,000	Waste Management, Inc.	4,693,440

		9,240,690

Process Industries – 3.8%
62,000	E. I. du Pont de Nemours and Co.	4,287,300
115,000	Sonoco Products Co.	4,700,050

		8,987,350

Producer Manufacturing – 6.2%
31,500	3M Co.	4,843,755
70,000	Emerson Electric Co.	4,484,200
210,000	General Electric Co.	5,420,100

		14,748,055

Retail Trade – 1.9%
71,000	Target Corp.	4,389,220

Technology Services – 2.0%
103,000	Paychex, Inc.	4,834,820

Utilities – 8.1%
66,000	Dominion Resources, Inc.	4,705,800
48,000	NextEra Energy, Inc.	4,810,560
137,500	PPL Corp.	4,811,125
104,000	The Southern Co.	4,821,440

		19,148,925

TOTAL COMMON STOCKS
(Cost $188,666,486)		$227,355,420

Exchange Traded Fund – 1.9%
45,000	iShares Russell 1000 Value Index Fund
(Cost $4,494,725)		$ 4,599,000

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co.
$ 4,887,000	0.000%	11/03/14	$4,887,000
Maturity Value: $4,887,000
(Cost $4,887,000)

TOTAL INVESTMENTS – 99.8%
(Cost $198,048,211)			$236,841,420

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			483,787

NET ASSETS – 100.0%			$237,325,207

8	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on October 31, 2014. This agreement was fully collateralized by $3,485,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $4,991,789.

PORTFOLIO COMPOSITION (UNAUDITED)

	AS OF 10/31/14	AS OF 10/31/13

Finance	23.7%	19.6%
Energy Minerals	10.5	12.8
Health Technology	9.1	10.1
Utilities	8.1	7.5
Consumer Non-Durables	8.0	8.0
Producer Manufacturing	6.2	6.0
Electronic Technology	5.6	8.1
Communications	4.6	5.6
Industrial Services	3.9	1.9
Process Industries	3.8	3.9
Consumer Services	3.3	3.9
Consumer Durables	3.2	4.0
Technology Services	2.0	1.9
Exchange Traded Fund	1.9	1.1
Distribution Services	1.9	1.9
Retail Trade	1.9	2.0
Short-term Investment	2.1	1.5

TOTAL INVESTMENT	99.8%	99.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	9

COMMERCE MIDCAP GROWTH FUND

MidCap Growth Fund Overview

We present you with the annual report for the Commerce Mid-Cap Growth Fund for the one-year period ended October 31, 2014.

A conversation with Joe Williams, Portfolio Manager of the Mid-Cap Growth Fund.

Q: How did the Fund perform over the review period?

A: The Fund had a cumulative total return of 12.58%, underperforming its benchmark, the Russell MidCap Growth Index, which returned 14.59%.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s investment adviser modified the Fund’s quantitative investment model during the year to include lower volatility stocks. Over the year the Fund’s significant adjustments included an increase in exposure to the producer manufacturing sector by 4.2% to 12.9% and increased exposure to the consumer non-durables sector by 3.9% to 7.4%, while decreasing the Fund’s weight to the transportation sector by 2.5% to 0%.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund demonstrated strong stock selection in the retail trade sector. Specifically, the Fund’s positions in O’Reilly Automotive and Signet Jewelers, up 42% and 32% respectively, enhanced the Fund’s performance. The Fund’s stock selection in the electronic technology including its position in Zebra Technologies, up 64%, also bolstered performance for the year.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A:. The Fund’s underweight position and poor stock selection in the health technology sector was not a winning strategy for the year. The Fund’s underweight position detracted as the sector experienced strong outperformance on the back of merger and acquisition activity. Also, the Fund’s absence in volatile biotechnology stocks that experienced large gains detracted from the Fund’s performance. Lastly, the Fund’s underweight position in the strong performing technology services sector and poor stock selection in the sector with Informatica Corp and Solera Holdings, down 14% and 7% respectively, dragged on the Fund’s performance for the year.

COMMERCE MIDCAP GROWTH FUND

Performance Summary

October 31, 2014 (Unaudited)

The following is performance information for the Commerce MidCap Growth Fund (“MidCap Growth”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2013 - October 31, 2014	Fund Total Return(a)	Index Total Return	Index
MidCap Growth	12.58%	14.59%	Russell Midcap® Growth(c)

Standardized Average Annual Total Return through September 30, 2014(b)

Standardized Average Annual Total Return through September 30, 2014(b)	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	12.66%	14.50%	8.73%	8.16%
Russell MidCap® Growth Index (as of December 1, 1994)(c)	14.43%	17.11%	10.23%	10.17%

MidCap Growth Fund Shares 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2004 through October 31, 2014.

Average Annual Total Return through October 31, 2014	One Year	Five Years	Ten Years	Since Inception
MidCap Growth (commenced December 12, 1994)(a)	12.58%	16.27%	8.96%	8.32%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
MidCap Growth	1.10%	1.10%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)

The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes, or expenses. Inception date of the Index return is December 1, 1994 as daily value was unavailable at December 12, 1994, the Fund’s inception date.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense limitations) and gross (before fee waivers and/or expense limitations), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2014) and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time by the Adviser. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

October 31, 2014

Shares	Description	Value
Common Stocks – 98.3%
Commercial Services – 7.3%
9,800	Equifax, Inc.	$ 742,252
11,000	Gartner, Inc.*	887,810
25,700	KAR Auction Services, Inc.	780,252
11,200	Morningstar, Inc.	764,400
16,100	Nielsen NV	684,089
7,100	The Dun & Bradstreet Corp.	871,951

		4,730,754

Communications* – 1.2%
6,600	SBA Communications Corp. Class A	741,378

Consumer Durables – 3.6%
12,200	Harley-Davidson, Inc.	801,540
13,200	Jarden Corp.*	859,188
10,600	Tupperware Brands Corp.	675,750

		2,336,478

Consumer Non-Durables – 7.4%
11,200	Church & Dwight Co., Inc.	810,992
8,900	Constellation Brands, Inc. Class A*	814,706
13,300	Dr Pepper Snapple Group, Inc.	921,025
11,000	McCormick & Co., Inc.	777,920
4,300	Ralph Lauren Corp.	708,812
8,000	The Hershey Co.	767,280

		4,800,735

Consumer Services – 8.5%
17,300	Dunkin’ Brands Group, Inc.	786,804
10,700	Marriott International, Inc. Class A	810,525
37,100	Regal Entertainment Group Class A	821,765
26,100	Rollins, Inc.	831,807
9,700	Scripps Networks Interactive, Inc. Class A	749,228
34,200	Service Corp.	747,954
9,600	Wyndham Worldwide Corp.	745,632

		5,493,715

Distribution Services – 1.1%
3,000	W.W. Grainger, Inc.	740,400

Electronic Technology – 6.7%
14,200	Amphenol Corp. Class A	718,236
10,700	Harris Corp.	744,720
9,800	Lam Research Corp.	763,028
16,500	Linear Technology Corp.	706,860
15,200	Microchip Technology, Inc.	655,272
11,600	Motorola Solutions, Inc.	748,200

		4,336,316

Energy Minerals – 2.2%
8,300	EQT Corp.	780,532
10,900	Noble Energy, Inc.	628,167

		1,408,699

Finance – 7.5%
25,400	Brown & Brown, Inc.	809,244
13,400	CBOE Holdings, Inc.	789,796

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
10,500	Crown Castle International Corp.	$ 820,260
6,800	Federal Realty Investment Trust	896,240
3,700	Intercontinental Exchange, Inc.	770,673
9,500	T. Rowe Price Group, Inc.	779,855

		4,866,068

Health Services* – 2.3%
9,100	Covance, Inc.	727,090
7,100	Laboratory Corporation of America Holdings	775,959

		1,503,049

Health Technology – 7.5%
8,200	Bio-Techne Corp.	746,610
16,000	DENTSPLY International, Inc.	812,320
6,400	IDEXX Laboratories, Inc.*	906,688
8,900	Pall Corp.	813,638
9,600	Sirona Dental Systems, Inc.*	754,080
7,500	Zimmer Holdings, Inc.	834,300

		4,867,636

Industrial Services – 2.3%
11,700	Oceaneering International, Inc.	822,159
20,200	Quanta Services, Inc.*	688,416

		1,510,575

Process Industries – 8.0%
13,300	Cabot Corp.	617,519
16,300	Crown Holdings, Inc.*	781,259
26,000	Huntsman Corp.	634,400
11,100	Packaging Corp. of America	800,088
10,000	Rockwood Holdings, Inc.	769,100
17,100	RPM International, Inc.	774,630
3,400	The Sherwin-Williams Co.	780,504

		5,157,500

Producer Manufacturing – 12.9%
15,800	A.O. Smith Corp.	842,930
25,500	Allison Transmission Holdings, Inc.	828,240
14,400	AMETEK, Inc.	750,960
8,700	Dover Corp.	691,128
10,300	Flowserve Corp.	700,297
10,000	Graco, Inc.	785,000
9,800	IDEX Corp.	734,118
16,500	ITT Corp.	743,490
2,800	Mettler-Toledo International, Inc.*	723,716
13,200	The Toro Co.	814,836
5,700	Valmont Industries, Inc.	776,169

		8,390,884

Retail Trade – 11.3%
1,600	AutoZone, Inc.*	885,632
9,300	Carter’s, Inc.	726,609
14,500	Dollar Tree, Inc.*	878,265
27,500	Liberty Interactive Corp. Class A*	718,850

12	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)
Retail Trade – (continued)
3,909	Liberty Ventures, Series A*	$ 137,206
11,500	Nordstrom, Inc.	835,015
4,800	O’Reilly Automotive, Inc.*	844,224
10,900	PetSmart, Inc.	788,615
9,900	Ross Stores, Inc.	799,128
11,000	Williams-Sonoma, Inc.	715,330

		7,328,874

Technology Services – 8.5%
2,800	Alliance Data Systems Corp.*	793,380
11,400	Fiserv, Inc.*	792,072
21,500	Informatica Corp.*	766,690
18,800	Paychex, Inc.	882,472
20,100	PTC, Inc.*	766,815
13,100	Solera Holdings, Inc.	680,545
25,300	Total System Services, Inc.	854,887

		5,536,861

TOTAL COMMON STOCKS
(Cost $49,996,268)		$63,749,922

Exchange Traded Fund – 0.8%
5,700	iShares Russell Midcap Growth Index Fund
(Cost $482,337)		$ 517,674

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.0%
Repurchase Agreement – 1.0%
State Street Bank & Trust Co.
$ 632,000	0.000%	11/03/14	$632,000
Maturity Value: $632,000
(Cost $632,000)

TOTAL INVESTMENTS – 100.1%
(Cost $51,110,605)			$64,899,596

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(64,515)

NET ASSETS – 100.0%			$64,835,081

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on October 31, 2014. This agreement was fully collateralized by $455,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $651,726.

PORTFOLIO COMPOSITION (UNAUDITED)

	As of 10/31/14	As of 10/31/13

Producer Manufacturing	12.9%	8.8%
Retail Trade	11.3	11.7
Technology Services	8.5	7.2
Consumer Services	8.5	7.5
Process Industries	8.0	8.2
Health Technology	7.5	8.6
Finance	7.5	8.3
Consumer Non-Durables	7.4	3.4
Commercial Services	7.3	4.8
Electronic Technology	6.7	8.3
Consumer Durables	3.6	3.7
Industrial Services	2.3	3.5
Health Services	2.3	2.3
Energy Minerals	2.2	1.3
Communications	1.2	2.5
Distribution Services	1.1	3.5
Exchange Traded Fund	0.8	3.3
Transportation	0.0	2.5
Short-term Investment	1.0	0.7

TOTAL INVESTMENT	100.1%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of exchange traded funds held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Bond Fund Overview

We present you with the annual report for the Commerce Bond Fund for the one-year period ended October 31, 2014.

A conversation with Scott Colbert, Portfolio Manager of the Bond Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2014, the Fund generated a cumulative total return of 4.86%. This return compares to the 4.14% cumulative total return of the Barclays U.S. Aggregate Bond Index

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: Several factors helped the Fund’s performance exceed the performance of its benchmark during the reporting period. Most of the outperformance was attributed to the overweight position in corporate bonds. Performance was aided by spread tightening in this sector. Low default rates, an improving economy, and healthy corporate balance sheets contributed to the decline in the risk premium for corporate bonds.

The Fund’s overweight position in taxable municipal bonds also contributed positively to performance. Overall creditworthiness among state and local issuers of municipal debt remained strong.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund lowered its exposure to agency debenture holdings and raised its overweight position in corporate bonds. The Fund’s duration target relative to its benchmark was moved from being shorter 5%-10% to being 0%-5% shorter.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: Maintaining the Fund’s overweight position in BBB rated holdings relative to its benchmark assisted performance. Excess return calculations show that BBB rated holdings performed the best on the investment grade credit rating spectrum during the period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Reducing some of the exposure to the longer maturity buckets (25 years and over) and keeping the Fund’s duration lower than the benchmark’s duration did not assist performance during the period. Also, several of the Fund’s Yankee bond holdings detracted from performance as some European countries struggled to turn their economies around.

COMMERCE BOND FUND

Performance Summary

October 31, 2014 (Unaudited)

The following is performance information for the Commerce Bond Fund (“Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2013 - October 31, 2014	Fund Total Return(a)	Index Total Return	Index
Bond Fund	4.86%	4.14%	Barclays U.S. Aggregate Bond(c)

Standardized Average Annual Total Return through September 30, 2014(b)

Standardized Average Annual Total Return through September 30, 2014(b)	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	5.05%	5.73%	5.59%	6.22%
Barclays U.S. Aggregate Bond Index (as of December 12, 1994)(c)	3.96%	4.12%	4.62%	6.18%

Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2004 through October 31, 2014.

Average Annual Total Return through October 31, 2014	One Year	Five Years	Ten Years	Since Inception
Bond Fund (commenced December 12, 1994)(a)	4.86%	5.69%	5.57%	6.22%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Bond Fund	0.72%	0.72%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2014) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2015. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE BOND FUND

Schedule of Investments

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 9.2%
Auto – 2.2%
American Credit Acceptance Receivables Trust Series 2012-2, Class A(a)
$ 16,558	1.890%	07/15/16	$16,564
California Republic Auto Receivables Trust Series 2012-1, Class A(a)
178,536	1.180	08/15/17	179,229
California Republic Auto Receivables Trust Series 2013-1, Class A2(a)
2,129,061	1.410	09/17/18	2,145,333
CPS Auto Trust Series 2012-B, Class A(a)
1,078,103	2.520	09/16/19	1,092,305
Exeter Automobile Receivables Trust Series 2014-3A, Class A(a)
3,415,000	1.320	01/15/19	3,414,877
Flagship Credit Auto Trust Series 2013-1, Class A(a)
1,423,701	1.320	04/16/18	1,425,273
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,051,474
Oscar US Funding Trust Series 2014-1A, Class A3(a)
7,450,000	1.720	04/15/19	7,466,297

			18,791,352

Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
236,844	5.681	08/10/16	246,926

Equipment(a) – 0.5%
Cronos Containers Program Ltd. Series 2013-1A, Class A
850,000	3.080	04/18/28	843,045
Global SC Finance SRL Series 2013-1A, Class A
3,723,000	2.980	04/17/28	3,678,227

			4,521,272

Home Equity – 5.0%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	0.935	01/25/35	1,153,485
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,811,953	4.803	05/25/34	1,820,140
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
3,001,872	5.907	06/25/32	2,916,180
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
2,099,057	0.995	10/25/34	2,091,345
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
5,170,572	1.250	08/25/35	4,870,994
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
862,858	0.352	02/25/37	541,069

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
$ 615,703	4.250%	09/25/33	$620,817
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.199	07/25/34	453,005
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,449,857	1.400	12/17/30	3,444,976
Irwin Home Equity Series 2005-A, Class A3(b)
1,724,541	0.915	02/25/34	1,667,481
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.385	07/25/36	3,134,083
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	0.830	12/25/34	6,131,872
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
477,535	4.814	11/25/35	484,052
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	996,582
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
684,683	3.900	03/25/33	699,383
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
2,949,520	5.490	10/25/33	3,095,963
Residential Funding Mortgage Securities II, Inc. Series 2000-HI2, Class AI5(c)
111,769	8.350	03/25/25	111,224
Residential Funding Mortgage Securities II, Inc. Series 2000-HI4, Class AI7(c)
174,947	7.980	09/25/30	174,865
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,834,670	6.740	07/25/29	2,652,885
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,539,596	1.280	06/25/33	1,474,873
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,507,212	5.250	06/25/35	1,532,435
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
295,145	4.565	09/25/36	306,567
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,825,000	0.405	07/25/36	2,611,888

			43,407,068

Manufactured Housing – 0.4%
Green Tree Financial Corp. Series 1993-4, Class A5
136,860	7.050	01/15/19	140,729
Green Tree Financial Corp. Series 1996-4, Class A7(b)
26,176	7.900	06/15/27	26,226

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Manufactured Housing – (continued)
Green Tree Financial Corp. Series 1997-3, Class A6
$ 34,019	7.320%	03/15/28	$36,060
Green Tree Financial Corp. Series 1998-3, Class A5
2,254,001	6.220	03/01/30	2,387,972
Green Tree Financial Corp. Series 1998-3, Class A6(b)
281,531	6.760	03/01/30	302,253
Lehman Manufactured Housing Contract Series 2001-B, Class A3
193,536	4.350	04/15/40	203,584
Mid-State Trust Series 11, Class A1
299,921	4.864	07/15/38	319,077
Origen Manufactured Housing Series 2005-B, Class A3
171,830	5.605	05/15/22	172,843

			3,588,744

Other(a) – 0.7%
PFS Financing Corp. Series 2014-AA, Class A(b)
1,155,000	0.753	02/15/19	1,157,305
Textainer Marine Containers, Ltd. Series 2014-1A, Class A
4,960,000	3.270	10/20/39	4,958,321

			6,115,626

Student Loans – 0.4%
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	0.983	10/30/45	802,989
SLM Student Loan Trust Series 2011-A, Class A2(a)
2,900,000	4.370	04/17/28	3,106,512

			3,909,501

TOTAL ASSET-BACKED SECURITIES
(Cost $75,494,217)			$80,159,585

Municipal Bond Obligations – 11.1%
Alabama – 0.1%
Montgomery Alabama Taxable GO Warrants Series 2005 (AGM)
$ 1,295,000	4.790%	04/01/15	$1,316,782

California – 2.4%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
4,000,000	5.685	10/01/40	4,743,760
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	2,080,617
11,420,000	0.000	09/01/43	2,067,934
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	4,095,210
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,058,288

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Santa Clara County CA Fremont Union High School District GO Bonds Capital Appreciation Election of 2008 Series B(d)
$ 11,005,000	0.000%	08/01/37	$2,903,119
12,290,000	0.000	08/01/39	2,725,922

			20,674,850

District of Columbia – 0.7%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,834,500

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,166,760

Idaho – 0.5%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,662,110

Illinois – 0.3%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,206,304
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,160,980

			2,367,284

Indiana – 0.6%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,003,050

Iowa – 0.2%
Iowa Student Loan Liquidity Corp. Revenue Bonds Series A-1 (AMT)
1,565,000	3.500	12/01/15	1,601,699

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,121,710

Michigan – 0.2%
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,613,760

Missouri – 1.6%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
2,500,000	5.792	11/01/41	3,258,500
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,150,740

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Taxable Series B
$ 1,570,000	4.693%	01/01/16	$1,634,574
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,075,492
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,487,072
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,911,636

			13,518,014

Nevada – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,853,502

New Jersey – 0.5%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ
3,000,000	1.802	06/15/17	3,001,800
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,359,925

			4,361,725

New York – 1.2%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,265,560
1,055,000	5.008	06/01/22	1,203,660
New York Housing Development Corporation Multy-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,620,072
New York State Housing Finance Agency Personal Income Tax Revenue Bonds Taxable Economic Development & Housing Series B
3,925,000	5.220	09/15/15	4,088,830

			10,178,122

Ohio – 0.6%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,634,975
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,166,996

			4,801,971

Pennsylvania – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,735,690

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
$ 1,100,000	5.500%	07/01/20	$550,154
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	1,700,782

			2,250,936

Rhode Island – 0.3%
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,297,639

South Carolina – 0.4%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
3,685,000	4.000	07/01/34	3,890,660

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	1,977,520

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $87,269,224)			$96,228,284

Mortgage-Backed Obligations – 17.9%
Collateralized Mortgage Obligations – 12.3%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 2,039,183	2.513%	04/25/35	$2,039,939
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
2,338,224	6.000	02/25/34	2,487,608
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
1,313,561	5.500	11/25/20	1,339,396
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
270,394	6.000	04/25/36	277,005
BCAP LLC Trust Series 2006-RR1, Class PE
4,387,757	5.000	11/25/36	4,479,874
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,383,463	2.431	11/25/35	1,904,277
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
569,754	5.750	01/25/34	593,985
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
58,761	5.500	08/25/21	59,049
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,319,283	6.750	08/25/34	1,454,110

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
$ 1,107,563	2.794%	12/25/35	$968,606
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
436,033	2.757	04/25/37	358,656
Citigroup Mortgage Loan Trust, Inc. Series 2009-3, Class 2A1(a)
346,845	5.750	09/25/21	352,915
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
1,707,773	0.502	07/25/36	1,654,636
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
219,465	5.500	07/25/36	219,944
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
439,206	5.250	09/25/19	449,413
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
146,870	6.500	08/25/32	154,888
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
396,753	6.000	07/25/37	384,894
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
798,069	5.500	08/25/33	834,714
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
315,660	4.750	01/25/19	321,798
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,563,367	5.500	12/25/35	1,435,798
Countrywide Home Loans Trust Series 2005-6, Class 2A1
395,214	5.500	04/25/35	372,489
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
2,225,776	0.695	03/25/35	2,118,899
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
471,054	5.250	07/25/33	485,426
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
6,580,066	5.500	07/25/35	6,786,772
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
4,137,784	3.000	06/25/43	4,053,088
FHLMC REMIC PAC Series 1579, Class PM
189,988	6.700	09/15/23	216,554
FHLMC REMIC PAC Series 2103, Class TE
145,334	6.000	12/15/28	159,056
FHLMC REMIC PAC Series 2110, Class PG
663,504	6.000	01/15/29	733,783
FHLMC REMIC Series 2391, Class Z
1,770,771	6.000	12/15/31	1,938,528
FHLMC REMIC Series 2508, Class OY
218,680	4.500	10/15/17	226,085
FHLMC REMIC Series 2603, Class C
850,003	5.500	04/15/23	931,749

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2677, Class BC
$ 260,985	4.000%	09/15/18	$271,907
FHLMC REMIC Series 2866, Class DH
728,151	4.000	09/15/34	765,326
First Horizon Alternative Mortgage Securities Series 2004-FA2, Class 1A1
932,090	6.000	01/25/35	937,487
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
2,781,141	5.500	05/25/35	2,656,228
FNMA REMIC FNIC PAC Series 2001-45, Class WG
226,983	6.500	09/25/31	254,562
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,437,484
FNMA REMIC PAC Series 2003-14, Class AP
136,163	4.000	03/25/33	143,966
FNMA REMIC PAC Series 2004-53, Class NC
1,045,017	5.500	07/25/24	1,144,918
FNMA REMIC Series 2002-73, Class OE
738,734	5.000	11/25/17	773,458
FNMA REMIC Series 2002-82, Class XE
662,304	5.000	12/25/17	685,721
FNMA REMIC Series 2003-83, Class PG
165,977	5.000	06/25/23	174,977
FNMA REMIC Series 2003-84, Class PG
17,370	5.000	03/25/32	17,428
FNMA Series 2003-W6, Class 2A32
196,201	6.500	09/25/42	223,944
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,440,559	0.495	12/25/34	1,306,390
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
277,099	2.216	06/25/34	264,919
Impac CMB Trust Series 2003-2F, Class A(b)
811,867	5.730	01/25/33	848,173
Impac CMB Trust Series 2004-4, Class 1A1(b)
2,197,991	0.795	09/25/34	2,101,040
Impac CMB Trust Series 2004-4, Class 2A2(c)
3,458,514	4.608	09/25/34	3,490,350
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
365,488	4.394	08/25/34	384,219
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
2,089,188	6.000	03/25/36	1,793,217
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
684,813	5.016	04/25/37	626,509
JPMorgan Mortgage Trust Series 2013-3, Class A10(a)(b)
3,346,045	3.479	07/25/43	3,392,137
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
4,385,282	3.000	06/25/29	4,495,655
Lehman XS Trust Series 2005-1, Class 1A4(b)
450,174	0.665	07/25/35	420,904

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
$ 227,322	0.775%	08/25/33	$210,598
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
1,239,107	2.637	07/25/33	1,229,522
Master Alternative Loans Trust Series 2004-4, Class 1A1
309,148	5.500	05/25/34	329,347
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,647,028	6.500	05/25/34	1,709,742
Master Alternative Loans Trust Series 2004-9, Class A6(c)
1,066,466	5.143	08/25/34	1,114,372
Master Asset Securitization Trust Series 2003-10, Class 3A1
145,525	5.500	11/25/33	152,236
Master Asset Securitization Trust Series 2003-7, Class 1A1
329,211	5.500	09/25/33	341,721
Master Asset Securitization Trust Series 2004-3, Class 5A1
37,335	6.250	01/25/32	37,918
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
472,616	1.699	03/25/33	440,150
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
2,269,293	5.868	11/25/35	2,275,731
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,819,832	6.000	08/25/37	1,715,241
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,778,770	3.250	07/25/43	3,853,665
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	0.725	02/25/35	1,309,942
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,534,505	2.405	05/25/38	1,440,362
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,650,944	6.024	11/25/21	1,553,709
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
68,533	5.056	07/25/35	69,699
Residential Accredit Loans, Inc. Series 2003-QS7, Class A2
1,228,071	4.750	04/25/33	1,263,254
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
2,741,455	5.750	02/25/34	2,868,450
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
433,530	0.655	07/25/35	367,073
Residential Asset Mortgage Products, Inc. Series 2004-SL4, Class A2
191,928	6.000	07/25/32	191,534
Residential Asset Securitization Trust Series 2004-A6, Class A1
852,142	5.000	08/25/19	875,717

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII
$ 213,638	6.000%	05/25/33	$224,707
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
366,258	5.500	11/25/35	343,246
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
1,026,338	5.750	12/25/35	980,376
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
663,986	5.500	12/25/21	675,739
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
898,939	0.464	11/20/34	860,368
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,577,021	2.477	10/25/34	1,576,187
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
442,354	2.462	04/25/34	438,750
Structured Asset Securities Corp. Series 2003-29, Class 5A4
1,450,107	5.250	09/25/33	1,531,442
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
709,866	2.426	10/25/33	698,160
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
1,145,035	2.475	11/25/33	1,130,887
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
493,668	2.576	11/25/33	483,206
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
1,239,809	5.710	06/25/34	1,265,432
Structured Asset Securities Corp. Series 2005-6, Class 5A2
115,886	5.000	05/25/35	118,337
Structured Asset Securities Corp. Series 2005-6, Class 5A4
160,110	5.000	05/25/35	163,025
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
705,181	5.500	06/25/20	716,827
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
664,023	2.613	09/25/35	648,310
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
664,103	5.250	03/25/37	698,631

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $93,500,063)			$106,308,466

20	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – 4.8%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$5,174,445
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,602,860
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,151,255
Commercial Mortgage Trust Series 2012-CR2, Class A2
1,775,000	2.025	08/15/45	1,792,716
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	1,005,313
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,059,998
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928	02/10/47	5,173,475
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	720,642
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046	04/15/47	1,557,018
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868	11/15/45	3,020,307
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916	02/15/47	4,119,304
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
3,011,373	1.524	01/10/45	3,032,347
WF-RBS Commercial Mortgage Trust Series 2011-C2, Class A1(a)
879,906	2.501	02/15/44	886,414
WF-RBS Commercial Mortgage Trust Series 2011-C4, Class A1(a)
926,201	1.607	06/15/44	929,171
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895	03/15/47	2,531,645
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036	05/15/47	3,628,104

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $41,381,839)			$41,385,014

Mortgage-Backed Pass-Through Obligations – 0.8%
FHLMC
$ 6,203	8.500%	02/01/19	$6,272
29,417	8.500	03/01/21	31,351
313,790	7.000	05/01/26	367,556

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
FHLMC – (continued)
$ 6,190	7.000%		10/01/30	$6,255
45,039	7.500		12/01/30	53,199
82,628	7.500		01/01/31	96,614
143,858	7.000		08/01/31	162,712
1,736,876	5.000		05/01/33	1,935,919
366,844	2.354	(b)	05/01/34	392,305
465,333	2.441	(b)	01/01/36	498,399
FNMA
13,414	9.000		11/01/21	13,971
60,989	9.000		02/01/25	68,736
13,989	6.500		03/01/26	15,877
17,394	8.000		07/01/28	18,135
54,970	6.500		10/01/28	63,697
59,282	2.330	(b)	12/01/28	59,622
62,510	6.000		07/01/29	70,659
31,009	7.500		09/01/29	33,508
49,454	7.000		03/01/31	55,795
16,530	7.500		03/01/31	19,026
56,962	7.000		11/01/31	64,628
41,669	7.000		01/01/32	42,635
218,424	6.000		12/01/32	249,482
58,788	1.787	(b)	02/01/33	61,365
338,182	5.000		07/01/33	375,437
319,773	2.412	(b)	10/01/34	339,552
526,600	4.985	(b)	02/01/35	561,131
GNMA
131,871	8.000		02/15/22	147,009
49,339	7.500		08/20/25	57,113
219,988	7.500		07/20/26	262,247
167,154	6.500		04/15/31	194,275
227,612	6.500		05/15/31	262,482
673,252	5.500		04/15/33	756,093

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $6,631,437)				$7,343,057

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $141,513,339)				$155,036,537

Corporate Obligations – 51.9%
Aerospace/Defense – 0.4%
Goodrich Corp.
$ 1,000,000	4.875%		03/01/20	$1,111,384
United Technologies Corp.
2,000,000	5.700		04/15/40	2,469,608

				3,580,992

Auto Manufacturers(a) – 0.7%
Daimler Finance NA LLC
3,000,000	2.300		01/09/15	3,010,002
Hyundai Capital America
2,900,000	2.550		02/06/19	2,922,281

				5,932,283

The accompanying notes are an integral part of these financial statements.	21

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Beverages – 0.4%
Anheuser-Busch InBev Worldwide, Inc.
$ 500,000	7.750%	01/15/19	$606,362
PepsiCo, Inc.
2,500,000	4.500	01/15/20	2,782,200

			3,388,562

Cable TV – 0.2%
Comcast Corp.
1,250,000	6.400	05/15/38	1,603,156

Chemicals – 0.6%
FMC Corp.
3,000,000	5.200	12/15/19	3,358,560
Sigma-Aldrich Corp.
2,000,000	3.375	11/01/20	2,085,188

			5,443,748

Commercial Banks – 5.9%
Bank of Nova Scotia(a)
5,000,000	1.950	01/30/17	5,103,230
Barclays Bank PLC
2,000,000	2.750	02/23/15	2,013,916
2,000,000	5.125	01/08/20	2,248,788
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,488,900
Credit Suisse New York
3,000,000	5.400	01/14/20	3,359,919
3,000,000	3.000	10/29/21	2,967,510
Lloyds Bank PLC
1,640,000	6.375	01/21/21	1,963,777
Manufacturers & Traders Trust Co.
5,840,000	2.250	07/25/19	5,837,676
National Bank of Canada
3,100,000	1.450	11/07/17	3,084,289
PNC Bank NA
1,900,000	6.875	04/01/18	2,202,157
2,500,000	2.950	01/30/23	2,428,480
Rabobank Nederland Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY
4,510,000	2.250	01/14/19	4,564,404
U.S. Bancorp
2,050,000	3.600	09/11/24	2,062,589
U.S. Bank NA
5,380,000	2.125	10/28/19	5,356,371
Wachovia Bank NA
2,000,000	5.000	08/15/15	2,072,440
Wells Fargo Bank NA
2,000,000	6.180	02/15/36	2,501,096

			51,255,542

Commercial Services – 0.4%
Northwestern University
1,000,000	4.643	12/01/44	1,109,911

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Services – (continued)
The ADT Corp.
$ 2,000,000	2.250%	07/15/17	$1,962,500

			3,072,411

Communications Equipment – 0.4%
Cisco Systems, Inc.
2,700,000	4.450	01/15/20	2,982,809

Computer Services – 0.0%
International Business Machines Corp.
300,000	5.700	09/14/17	337,064

Consumer Services – 0.4%
eBay, Inc.
3,425,000	2.200	08/01/19	3,389,336

Diversified Manufacturing – 0.9%
GE Capital Trust I(b)
3,525,000	6.375	11/15/67	3,770,647
KOC Holding AS(a)
2,350,000	3.500	04/24/20	2,232,500
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,073,814

			8,076,961

Electric – 2.4%
Carolina Power & Light Co.
2,000,000	2.800	05/15/22	2,009,470
Columbus Southern Power Co.
2,870,000	5.850	10/01/35	3,497,092
Duke Energy Corp.
1,525,000	5.300	10/01/15	1,591,969
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,301,426
PacifiCorp
2,000,000	3.850	06/15/21	2,164,850
1,900,000	6.100	08/01/36	2,472,238
San Diego Gas & Electric Co.
1,585,000	5.300	11/15/15	1,660,771
3,100,000	6.000	06/01/39	4,029,200
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,228,154
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	470,818

			20,425,988

Financial – 10.1%
Abbey National Treasury Services PLC
1,000,000	3.050	08/23/18	1,040,136
Air Lease Corp.
3,000,000	3.375	01/15/19	3,037,500
1,175,000	3.875	04/01/21	1,186,750
American Express Credit Corp.
4,700,000	2.250	08/15/19	4,699,168

22	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
American Honda Finance Corp.(a)
$ 1,500,000	1.500%		09/11/17	$1,507,375
Bank of America Corp.
2,000,000	5.700		01/24/22	2,302,544
Bank One Corp.(c)
1,000,000	8.530		03/01/19	1,225,335
BlackRock, Inc.
5,000,000	4.250		05/24/21	5,478,295
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625		08/15/19	1,190,663
3,000,000	5.875		03/15/21	3,484,677
Caterpillar Financial Services Corp.
2,300,000	2.100		06/09/19	2,307,151
CDP Financial, Inc.(a)
1,000,000	3.150		07/24/24	1,003,310
Citigroup, Inc.
2,500,000	2.500		07/29/19	2,509,005
3,000,000	5.500		09/13/25	3,323,244
CME Group, Inc.
1,685,000	3.000		09/15/22	1,693,201
Ford Motor Credit Co. LLC
3,550,000	6.625		08/15/17	4,002,309
General Electric Capital Corp.
150,000	0.553	(b)	12/20/16	149,665
2,000,000	5.625		05/01/18	2,262,016
1,600,000	6.250	(b)	12/29/49	1,750,064
Invesco Finance PLC
5,245,000	3.125		11/30/22	5,206,103
Jefferies Group, Inc.
1,600,000	3.875		11/09/15	1,647,485
John Deere Capital Corp.
2,000,000	1.125		06/12/17	1,994,966
JPMorgan Chase & Co.
300,000	6.000		01/15/18	338,151
2,000,000	4.350		08/15/21	2,147,904
150,000	1.234	(b)	04/26/23	149,758
Legg Mason, Inc.
3,895,000	5.625		01/15/44	4,343,498
Merrill Lynch & Co., Inc.
2,250,000	6.400		08/28/17	2,534,776
1,270,000	6.875		04/25/18	1,469,100
1,270,000	6.500		07/15/18	1,452,565
Metropolitan Life Insurance Co.(a)
3,000,000	7.700		11/01/15	3,197,436
Morgan Stanley & Co.
2,500,000	4.875		11/01/22	2,662,407
1,875,000	4.100		05/22/23	1,892,499
Northern Trust Corp.
3,000,000	3.950		10/30/25	3,118,092
NYSE Euronext
1,250,000	2.000		10/05/17	1,267,641

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
PNC Financial Services Group, Inc.(b)
$ 2,500,000	6.750%	07/29/49	$2,728,750
TD Ameritrade Holding Corp.
400,000	5.600	12/01/19	459,262
Toyota Motor Credit Corp.
2,000,000	1.750	05/22/17	2,028,346
1,000,000	2.000	10/24/18	1,009,214
Wells Fargo & Co.
2,500,000	4.100	06/03/26	2,535,690
1,500,000	4.650	11/04/44	1,495,076

			87,831,127

Food – 0.9%
Campbell Soup Co.
235,000	3.050	07/15/17	244,432
Danone SA(a)
2,700,000	3.000	06/15/22	2,703,615
Grupo Bimbo SAB de CV(a)
1,000,000	3.875	06/27/24	995,300
Pernod-Ricard SA(a)
3,500,000	5.750	04/07/21	4,004,508

			7,947,855

Hardware – 1.0%
Broadcom Corp.
3,985,000	3.500	08/01/24	3,997,776
Intel Corp.
400,000	1.350	12/15/17	398,986
Xilinx, Inc.
4,425,000	3.000	03/15/21	4,444,059

			8,840,821

Healtcare-Products – 0.3%
Baxter International, Inc.
2,650,000	5.375	06/01/18	2,968,636

Health Technology – 0.5%
Amgen, Inc.
400,000	2.500	11/15/16	411,074
1,295,000	6.400	02/01/39	1,600,453
Becton, Dickinson & Co.
2,000,000	3.250	11/12/20	2,015,408
Gilead Sciences, Inc.
300,000	3.050	12/01/16	312,390

			4,339,325

Healthcare-Services – 0.4%
Laboratory Corp. of America Holdings
300,000	5.625	12/15/15	316,042
100,000	3.125	05/15/16	103,083
Mayo Clinic Rochester
2,600,000	3.774	11/15/43	2,477,600
Quest Diagnostics, Inc.
525,000	6.400	07/01/17	591,976

The accompanying notes are an integral part of these financial statements.	23

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Healthcare-Services – (continued)
UnitedHealth Group, Inc.
$ 250,000	1.400%	10/15/17	$251,344

			3,740,045

Household Products – 0.4%
Church & Dwight Co., Inc.
2,000,000	2.875	10/01/22	1,957,632
Stanley Black & Decker, Inc.
1,050,000	2.900	11/01/22	1,033,781

			2,991,413

Industrial – 0.7%
Amphenol Corp.
1,565,000	2.550	01/30/19	1,582,347
Joy Global, Inc.
2,860,000	5.125	10/15/21	3,127,979
Receipts on Corporate Securities Trust NSC-1998-1
1,033,227	6.375	05/15/17	1,033,227

			5,743,553

Insurance – 4.8%
Aegon NV
2,650,000	4.625	12/01/15	2,758,417
American International Group, Inc.
1,400,000	4.125	02/15/24	1,474,432
Assurant, Inc.
3,775,000	2.500	03/15/18	3,804,283
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,561,101
AXA Equitable Life Insurance Co.(a)
6,220,000	7.700	12/01/15	6,666,397
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,683,583
Genworth Financial, Inc.
738,000	8.625	12/15/16	843,142
2,000,000	7.625	09/24/21	2,437,824
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,148,011
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,017,350
MetLife, Inc.
2,055,000	10.750	08/01/39	3,334,237
PartnerRe Finance B LLC
525,000	5.500	06/01/20	592,407
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,120,000
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,348,238
2,100,000	5.000	06/01/21	2,317,171
Sirius International Group Ltd.(a)
1,269,000	6.375	03/20/17	1,406,381

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
Symetra Financial Corp.(a)
$ 4,235,000	6.125%		04/01/16	$4,504,181

				42,017,155

Media Non-Cable – 0.6%
21st Century Fox America, Inc.
1,000,000	7.125		04/08/28	1,247,347
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
2,875,000	5.000		03/01/21	3,165,510
The Interpublic Group of Cos., Inc.
1,000,000	2.250		11/15/17	1,007,646

				5,420,503

Metals & Mining – 1.8%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375		03/15/18	1,005,349
Glencore Funding LLC(a)
3,000,000	2.500		01/15/19	2,975,286
Rio Tinto Finance USA Ltd.
3,000,000	5.200		11/02/40	3,266,286
Rio Tinto Finance USA PLC
3,000,000	1.625		08/21/17	3,013,203
The Timken Co.
2,000,000	3.875	(a)	09/01/24	1,995,850
2,750,000	6.875		05/08/28	3,339,971

				15,595,945

Oil & Gas – 2.4%
Apache Corp.
675,000	5.625		01/15/17	736,736
1,360,000	7.375		08/15/47	1,833,609
BG Energy Capital PLC(a)
3,000,000	2.875		10/15/16	3,103,608
BP Capital Markets PLC
6,000,000	1.375		11/06/17	5,970,456
Energen Corp.
2,000,000	4.625		09/01/21	1,978,448
Hess Corp.
2,115,000	7.875		10/01/29	2,861,726
Rowan Cos., Inc.
1,000,000	4.750		01/15/24	995,890
Tosco Corp.
2,095,000	8.125		02/15/30	3,084,651

				20,565,124

Pharmaceuticals – 2.2%
Actavis Funding SCS(a)
3,000,000	2.450		06/15/19	2,905,632
AstraZeneca PLC
500,000	5.900		09/15/17	563,427
3,000,000	1.950		09/18/19	2,980,842
Bayer US Finance LLC(a)
2,000,000	2.375		10/08/19	2,003,352

24	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Johnson & Johnson
$ 400,000	5.150%	07/15/18	$451,524
McKesson Corp.
225,000	3.250	03/01/16	231,555
Mylan, Inc.(a)
1,455,000	6.000	11/15/18	1,499,006
3,135,000	7.875	07/15/20	3,374,257
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,078,284
Pharmacia Corp.
475,000	6.500	12/01/18	559,233

			18,647,112

Pipelines – 1.9%
Buckeye Partners LP
2,000,000	4.150	07/01/23	2,009,874
DCP Midstream LLC
3,397,000	8.125	08/16/30	4,571,098
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	3,003,096
ONEOK Partners LP
875,000	8.625	03/01/19	1,083,549
Tennessee Gas Pipeline Co. LLC
2,000,000	7.625	04/01/37	2,540,266
Williams Partners LP
3,390,000	4.500	11/15/23	3,561,965

			16,769,848

Real Estate – 3.3%
American Campus Communities Operating Partnership LP
2,250,000	4.125	07/01/24	2,280,667
Essex Portfolio LP
1,000,000	3.875	05/01/24	1,015,190
Hospitality Properties Trust
1,240,000	6.300	06/15/16	1,306,235
825,000	5.000	08/15/22	869,675
1,685,000	4.650	03/15/24	1,719,586
Kimco Realty Corp.
1,345,000	3.125	06/01/23	1,309,858
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,945,186
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,010,561
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,247,938
2,800,000	4.450	03/15/24	2,867,460
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,471,363
Realty Income Corp.
2,000,000	2.000	01/31/18	2,009,028
320,000	6.750	08/15/19	378,836

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate – (continued)
Simon Property Group LP
$ 2,815,000	3.750%	02/01/24	$2,935,108
UDR, Inc.
2,640,000	3.750	07/01/24	2,652,485
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,582,114
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,083,476

			28,684,766

Retail – 0.8%
CVS Pass-Through Trust(a)
3,271,113	7.507	01/10/32	4,166,319
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	1,031,906
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,640,607

			6,838,832

Software – 0.4%
Adobe Systems, Inc.
563,000	4.750	02/01/20	621,947
Oracle Corp.
2,685,000	2.250	10/08/19	2,690,765

			3,312,712

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,946,628

Telecommunications – 2.3%
AT&T, Inc.
200,000	5.500	02/01/18	223,855
4,000,000	4.800	06/15/44	4,037,496
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,291,490
Orange SA
300,000	2.125	09/16/15	303,285
SBA Tower Trust(a)
3,240,000	5.101	04/17/17	3,435,379
Telefonica Emisiones SAU
2,635,000	3.729	04/27/15	2,671,540
Verizon Communications, Inc.
450,000	3.500	11/01/21	458,678
4,630,000	4.150	03/15/24	4,815,760
Vodafone Group PLC
1,000,000	1.500	02/19/18	986,265

			20,223,748

Transportation – 0.3%
PACCAR Financial Corp.
1,000,000	1.100	06/06/17	997,498

The accompanying notes are an integral part of these financial statements.	25

COMMERCE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Transportation – (continued)
Union Pacific Corp.
$ 500,000	4.750%	09/15/41	$549,447
1,220,000	4.750	12/15/43	1,339,608

			2,886,553

Trucking & Leasing(a) – 0.2%
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2,000,000	3.125	05/11/15	2,023,034

Utilities – 2.6%
Alabama Power Co.
6,166,000	5.650	03/15/35	6,257,528
Commonwealth Edison Co.
1,230,000	6.450	01/15/38	1,639,674
Entergy Louisiana LLC
3,000,000	3.780	04/01/25	3,080,640
Gulf Power Co.
1,250,000	4.550	10/01/44	1,302,149
KeySpan Corp.
2,975,000	8.000	11/15/30	4,174,490
Louisville Gas & Electric Co.
1,850,000	4.650	11/15/43	2,034,957
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,581,522
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,132,959

			22,203,919

Yankee – 1.1%
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,565,841
UBS AG
7,335,000	7.375	06/15/17	8,283,210

			9,849,051

TOTAL CORPORATE OBLIGATIONS
(Cost $431,806,595)			$450,876,557

Foreign Debt Obligations – 0.1%
Sovereign – 0.1%
Ontario Province of Canada
$ 275,000	2.950%	02/05/15	$276,864
245,000	1.650	09/27/19	241,461

			518,325

TOTAL FOREIGN DEBT OBLIGATIONS
(Cost $519,361)			$518,325

U.S. Government Agency Obligations – 4.5%
FFCB
$ 150,000	1.290%	09/25/18	$149,382
350,000	1.690	08/28/19	342,549

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations – (continued)
FFCB – (continued)
$ 350,000	1.420%	10/22/19	$341,202
2,860,000	5.190	04/22/21	3,398,730
FHLB
2,650,000	7.125	02/15/30	3,829,025
FHLMC
2,500,000	5.000	02/16/17	2,743,793
5,500,000	5.500	08/23/17	6,192,983
3,000,000	4.875	06/13/18	3,375,939
FNMA
4,500,000	5.000	02/13/17	4,931,960
3,000,000	5.000	05/11/17	3,310,611
6,000,000	5.375	06/12/17	6,687,072
Tennessee Valley Authority
2,012,114	4.929	01/15/21	2,233,447
1,117,426	5.131	01/15/21	1,244,533

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $38,278,209)			$38,781,226

U.S. Treasury Obligations – 1.4%
United States Treasury Bond
$ 3,000,000	3.500%	02/15/39	$3,272,343
United States Treasury Inflation Protected Securities
303,705	0.125	04/15/17	308,451
370,440	0.125	04/15/18	375,013
United States Treasury Notes
5,000,000	2.750	11/30/16	5,226,560
3,000,000	1.750	10/31/20	2,974,452

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,038,504)			$12,156,819

Shares	Description		Value
Investment Company – 0.6%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527			$5,384,385
(Cost $3,961,043)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 2.8%
Repurchase Agreement – 2.8%
State Street Bank & Trust Co.
$24,057,000	0.000%	11/03/14	$24,057,000
Maturity Value: $24,057,000
(Cost $24,057,000)

TOTAL INVESTMENTS – 99.5%
(Cost $813,937,492)			$863,198,718

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			4,435,297

NET ASSETS – 100.0%			$867,634,015

26	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $136,025,848, which represents approximately 15.7% of net assets as of October 31, 2014.
(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2014.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2014. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on October 31, 2014. This agreement was fully collateralized by $17,135,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $24,543,557.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION (UNAUDITED)

	AS OF 10/31/14	AS OF 10/31/13

Corporate Obligations	51.9%	48.2%
Collateralized Mortgage Obligations	12.3	15.4
Municipal Bond Obligations	11.1	12.0
Asset-Backed Securities	9.2	9.9
Commercial Mortgage Obligations	4.8	2.6
U.S. Government Agency Obligations	4.5	6.4
U.S. Treasury Obligations	1.4	1.5
Mortgage-Backed Pass-Through Obligations	0.8	1.1
Investment Company	0.6	0.6
Foreign Debt Obligations	0.1	—
Short-term Investment	2.8	2.2

TOTAL INVESTMENTS	99.5%	99.9%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	27

COMMERCE SHORT-TERM GOVERNMENT FUND

Short-Term Government Fund Overview

We present you with the annual report for the Commerce Short-Term Government Fund for the one-year period ended October 31, 2014.

A conversation with Scott Colbert, Portfolio Manager of the Short-Term Government Fund.

Q: How did the Fund perform over the review period?

A: Over the one-year period ended October 31, 2014, the Fund generated a cumulative total return of 0.70%. This return compares to the 0.88% cumulative total return of the Citigroup 1-5 Year Treasury/Government Sponsored Index.

Q: What were the material factors that affected the Fund’s performance relative to its benchmark during the reporting period?

A: During the reporting period several factors contributed to the Fund’s slight underperformance relative to its benchmark. An overweight in Treasury Inflation-Protected Securities (TIPS) detracted from performance. In addition, the non-benchmark holdings in 5+ year maturities contributed to the underperformance.

An overweight position in mortgage-backed securities (MBS) contributed positively to the Fund’s excess return relative to its benchmark. Also, the Fund’s portfolio carried a higher average yield than that of the benchmark, which enhanced performance.

Q: Were there any significant adjustments made to the Fund’s portfolio during the period?

A: The Fund’s exposure to Treasuries was increased, but still remained well below the percentage held in its benchmark. The Fund’s exposure to agency debenture holdings was decreased. However, the Fund’s overweight position in agencies relative to the benchmark was maintained.

Q: Could you describe some specific strategies and holdings that enhanced the Fund’s returns during the period?

A: The Fund’s average duration was less than its benchmark, which helped enhance the Fund’s return. Maintaining the Fund’s overweight in the agency sector also helped enhance the Fund’s return. The agency sector had positive excess return relative to Treasuries during the 12-month period.

Q: What were some examples of strategies and holdings that didn’t work well for the Fund during the period?

A: Raising the Fund’s non-benchmark holdings in 5+ year maturities and maintaining the non-benchmark exposure to TIPS did not help the Fund’s performance.

COMMERCE SHORT-TERM GOVERNMENT FUND

Performance Summary

October 31, 2014 (Unaudited)

The following is performance information for the Commerce Short-Term Government Fund (“Short-Term Government Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2013 - October 31, 2014	Fund Total Return(a)	Index Total Return	Index
Short-Term Government Fund	0.70%	0.88%	Citigroup 1-5 Year Treasury/Government Sponsored(c)

Standardized Average Annual Total Return through September 30, 2014(b)

Standardized Average Annual Total Return through September 30, 2014(b)	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	0.79%	1.96%	3.07%	4.41%
Citigroup 1-5 Year Treasury/Government Sponsored Index (as of December 12, 1994)(c)	0.66%	1.66%	3.09%	4.74%

Short-Term Government Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2004 through October 31, 2014.

Average Annual Total Return through October 31, 2014	One Year	Five Years	Ten Years	Since Inception
Short-Term Government Fund (commenced December 12, 1994)(a)	0.70%	1.89%	3.05%	4.40%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Short-Term Government Fund	0.68%	0.83%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Fund (March 1, 2014) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2015. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 3.6%
Commercial – 0.1%
Small Business Administration Series 2006-P10B, Class 1
$ 94,738	5.681%	08/10/16	$98,770

Home Equity(a) – 3.5%
Argent Securities, Inc. Series 2004-W5, Class AV3B
659,235	1.055	04/25/34	639,135
Bear Stearns Asset Backed Securities Trust Series 2004-SD4, Class A1
1,115,237	1.055	08/25/44	1,115,729
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	1.055	11/25/34	512,305
Lehman XS Trust Series 2005-7N, Class 1A1A
233,877	0.420	12/25/35	208,210
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
533,617	1.235	03/25/33	514,440
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
256,940	1.555	07/25/34	240,972
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
195,440	0.955	09/25/34	183,523

			3,414,314

TOTAL ASSET-BACKED SECURITIES
(Cost $2,976,532)			$3,513,084

Mortgage-Backed Obligations – 19.2%
Collateralized Mortgage Obligations – 17.9%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 292,283	2.513%	04/25/35	$292,391
American Home Mortgage Investment Trust Series 2004-3, Class 6A4(c)
52,579	5.010	10/25/34	52,820
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
254,987	6.000	02/25/34	271,278
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
443,199	2.789	11/25/33	442,477
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
18,517	2.640	09/20/34	18,359
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
158,582	3.377	11/25/34	154,830
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
129,092	2.577	09/25/34	129,707
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
166,650	5.375	01/25/35	170,224
Countrywide Home Loans Trust Series 2003-J6, Class 1A1
39,042	5.500	08/25/33	40,835
Countrywide Home Loans, Inc. Series 2002-35, Class 3A1
82,233	5.000	02/25/18	82,589

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1(a)
$ 210,673	2.399%	11/19/33	$206,645
FHLMC REMIC PAC Series 023, Class PK
204,737	6.000	11/25/23	225,704
FHLMC REMIC PAC Series 041, Class F
4,677	10.000	05/15/20	4,772
FHLMC REMIC PAC Series 159, Class H
14,677	4.500	09/15/21	15,471
FHLMC REMIC PAC Series 2022, Class PE
38,599	6.500	01/15/28	42,983
FHLMC REMIC PAC Series 2109, Class PE
89,607	6.000	12/15/28	97,665
FHLMC REMIC PAC Series 2345, Class PQ
6,105	6.500	08/15/16	6,362
FHLMC REMIC PAC Series 3841, Class ED
44,621	3.000	07/15/38	44,948
FHLMC REMIC Series 2830, Class DA
38,809	5.000	07/15/19	40,690
FHLMC REMIC Series 2972, Class CA
71,856	4.500	05/15/20	74,796
FHLMC REMIC Series 3634, Class BJ
53,912	3.000	08/15/27	54,409
FHLMC REMIC Series 3816, Class HA
1,074,604	3.500	11/15/25	1,127,843
FHLMC REMIC Series 3968, Class AT
342,891	3.500	03/15/38	354,376
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
767,536	2.590	09/25/33	767,320
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(d)
15,912	0.000	06/25/22	15,379
FNMA REMIC PAC Series 1992-129, Class L
82,810	6.000	07/25/22	90,053
FNMA REMIC PAC Series 1998-36, Class J
10,925	6.000	07/18/28	11,121
FNMA REMIC PAC Series 2001-71, Class MB
39,925	6.000	12/25/16	41,450
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	637,080
FNMA REMIC PAC Series 2003-14, Class AP
183,077	4.000	03/25/33	193,568
FNMA REMIC Series 1991-137, Class H
38,269	7.000	10/25/21	42,589
FNMA REMIC Series 1993-182, Class FA(a)
15,151	1.540	09/25/23	15,477
FNMA REMIC Series 2010-135, Class EA
710,954	3.000	01/25/40	726,365
FNMA Series 2003-W17, Class 1A6
3,978	5.310	08/25/33	3,994

30	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
GNMA Series 2001-53, Class F(a)
$ 3,439	0.507%	10/20/31	$3,440
GNMA Series 2009-65, Class AF
294,835	4.000	07/20/39	312,322
GNMA Series 2010-115, Class QJ
445,008	3.500	11/20/38	460,502
GNMA Series 2010-14, Class PA
228,155	3.000	02/20/40	234,405
GNMA Series 2010-89, Class GL
1,132,521	4.000	05/20/39	1,193,091
GSR Mortgage Loan Trust Series 2003-6F, Class A1
124,941	3.000	09/25/32	122,857
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
130,376	5.500	03/25/19	133,909
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
508,359	0.595	05/25/35	463,844
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
1,039,880	2.663	01/25/36	962,531
Impac CMB Trust Series 2003-2F, Class A(a)
502,584	5.730	01/25/33	525,060
Impac CMB Trust Series 2003-8, Class 2A1(a)
174,994	1.055	10/25/33	173,772
Impac CMB Trust Series 2004-7, Class 1A1(a)
151,258	0.895	11/25/34	143,588
Impac CMB Trust Series 2005-2, Class 2A2(a)
184,080	0.955	04/25/35	167,644
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
1,061,034	0.505	05/25/36	1,047,324
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
231,318	2.702	10/25/34	233,912
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
299,076	2.643	04/21/34	300,600
Master Alternative Loans Trust Series 2004-9, Class A6(c)
226,220	5.143	08/25/34	236,382
Master Asset Securitization Trust Series 2004-3, Class 5A1
17,754	6.250	01/25/32	18,032
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,800,529	0.475	02/25/35	1,755,688
Residential Accredit Loans, Inc. Series 2003-QS4, Class A4(a)
603,594	0.585	03/25/33	585,119
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
61,943	3.134	09/25/34	61,388
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
124,412	4.750	04/25/34	127,686
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AII
31,524	5.000	05/25/18	32,131

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
$ 358,848	4.500%		04/25/19	$368,227
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
12,136	6.250		12/25/23	12,446
Sequoia Mortgage Trust Series 10, Class 1A(a)
94,683	0.957		10/20/27	92,447
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
200,225	0.814		06/20/33	192,647
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
643,971	2.426		10/25/33	633,352
Vendee Mortgage Trust Series 1996-2, Class 1Z
145,456	6.750		06/15/26	167,734
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
102,891	5.000		05/25/18	105,170
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
168,887	5.750		09/25/18	172,502

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,262,435)				$17,536,322

Mortgage-Backed Pass-Through Obligations – 1.3%
FHLMC
$ 26,162	5.500%		08/01/17	$27,674
65,218	5.500		09/01/21	69,910
35,450	6.000		10/01/23	40,008
78,236	5.000		05/01/27	86,964
FNMA
22,375	10.500		11/01/15	22,731
13,236	6.000		07/01/16	13,597
111,659	5.500		05/01/19	118,118
109,683	5.500		06/01/20	115,978
1,447	9.000		07/01/24	1,453
7,016	2.330	(a)	12/01/28	7,056
17,261	7.000		11/01/31	19,584
283,314	6.000		07/01/33	323,169
238,085	2.262	(a)	02/01/34	253,687
149,108	2.412	(a)	10/01/34	158,331
GNMA
3,868	8.000		07/15/17	3,884
252	2.000	(a)	11/20/24	262
569	3.000	(a)	12/20/24	592
9,331	1.625	(a)	04/20/26	9,658
7,451	1.625	(a)	08/20/26	7,847
10,351	1.625	(a)	01/20/28	10,752

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $1,225,886)				$1,291,255

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $15,488,321)				$18,827,577

The accompanying notes are an integral part of these financial statements.	31

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate		Maturity Date	Value
U.S. Government Agency Obligations – 62.0%
FFCB
$ 250,000	7.000%		09/01/15	$263,791
500,000	6.125		12/29/15	533,746
1,000,000	0.650		01/17/17	998,838
1,000,000	0.690		05/16/17	993,590
FHLB
2,500,000	5.000		12/21/15	2,632,977
1,000,000	0.580		01/09/17	997,812
1,000,000	0.625	(c)	07/30/18	1,000,452
950,000	1.750		08/07/18	955,246
1,000,000	2.000		09/13/19	1,008,739
1,000,000	4.125		12/13/19	1,108,613
1,750,000	1.750	(c)	12/20/24	1,739,393
FHLMC
1,000,000	4.500		01/15/15	1,008,755
2,600,000	1.750		09/10/15	2,634,913
1,300,000	5.300		12/01/15	1,369,406
1,900,000	2.500		05/27/16	1,960,842
1,000,000	1.250		05/12/17	1,009,488
1,000,000	1.000		06/29/17	1,003,223
1,150,000	1.000		07/28/17	1,151,981
2,000,000	1.750		05/30/19	2,002,516
1,500,000	1.250		08/01/19	1,468,402
1,000,000	1.250		10/02/19	975,336
FNMA
1,000,000	2.625		11/20/14	1,001,186
1,800,000	5.000		04/15/15	1,839,208
2,450,000	2.375		07/28/15	2,490,011
1,000,000	4.375		10/15/15	1,039,637
1,350,000	2.125	(c)	10/21/15	1,374,420
2,000,000	1.625		10/26/15	2,027,666
1,800,000	5.000		03/15/16	1,914,844
1,500,000	1.250		09/28/16	1,520,392
1,000,000	0.750		04/20/17	998,092
2,000,000	1.125		04/27/17	2,016,468
1,175,000	0.500	(c)	06/27/17	1,168,126
1,200,000	1.000		09/20/17	1,200,730
1,200,000	1.000	(c)	09/27/17	1,203,889
1,200,000	0.875		10/26/17	1,194,612
1,200,000	0.600	(c)	11/27/17	1,197,450
1,175,000	0.800	(c)	01/29/18	1,171,313
1,000,000	0.875		02/08/18	988,698
1,915,000	1.500		03/13/18	1,920,739
1,000,000	1.500		04/24/18	999,253
1,750,000	1.625		11/27/18	1,758,004
1,000,000	1.875		02/19/19	1,013,008
1,500,000	1.750		06/20/19	1,502,463
1,000,000	2.000		12/30/19	1,007,811
1,000,000	1.750		11/20/20	973,448
389,000	2.500		12/27/24	371,003

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $61,695,245)				$60,710,530

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 13.1%
United States Treasury Inflation Indexed Notes
$ 860,760	2.625%	07/15/17	$938,968
882,448	1.375	07/15/18	940,427
886,320	2.125	01/15/19	970,797
879,976	1.375	01/15/20	940,062
United States Treasury Notes
1,500,000	2.125	05/31/15	1,517,226
1,700,000	0.625	11/30/17	1,679,812
1,000,000	1.375	06/30/18	1,004,297
2,000,000	1.250	04/30/19	1,976,718
2,000,000	0.875	07/31/19	1,935,156
1,000,000	1.000	09/30/19	970,078

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $13,182,768)			$12,873,541

Short-term Investment(e) – 1.3%
Repurchase Agreement – 1.3%
State Street Bank & Trust Co.
$1,271,000	0.000%	11/03/14	$1,271,000
Maturity Value: $1,271,000
(Cost$1,271,000)

TOTAL INVESTMENTS – 99.2%
(Cost $94,613,866)			$97,195,732

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			748,229

NET ASSETS – 100.0%			$97,943,961

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at October 31, 2014.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $424,495, which represents approximately 0.4% of net assets as of October 31, 2014.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of October 31, 2014. Maturity date disclosed is the ultimate maturity.
(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(e)	Repurchase agreement was entered into on October 31, 2014. This agreement was fully collateralized by $910,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $1,303,451.

32	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION (UNAUDITED)

	AS OF 10/31/14	AS OF 10/31/13

U.S. Government Agency Obligations	62.0%	61.1%
Collateralized Mortgage Obligations	17.9	20.8
U.S. Treasury Obligations	13.1	8.9
Asset-Backed Securities	3.6	3.6
Mortgage-Backed Pass-Through Obligations	1.3	1.7
Commercial Mortgage Obligations	0.0	0.3
Short-term Investments	1.3	2.4

TOTAL INVESTMENTS	99.2%	98.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

National, Missouri, and Kansas Tax-Free Intermediate Bond Funds Overview

We present you with the annual report for the Commerce National, Missouri, and Kansas Tax-Free Intermediate Bond Funds for the one-year period ended October 31, 2014.

A conversation with Brian Musielak, Portfolio Manager of the National, Missouri, and Kansas Tax-Free Intermediate Bond Funds.

Q: How did the Funds perform over the review period?

A: Over the one-year period ended October 31, 2014, the National Tax-Free Intermediate Bond Fund generated an annualized total return of 4.59%.

Over the one-year period ended October 31, 2014, the Missouri Tax-Free Intermediate Bond Fund generated an annualized total return of 4.92%.

Over the one-year period ended October 31, 2014, the Kansas Tax-Free Intermediate Bond Fund generated an annualized total return of 5.51%.

These returns compare to the 6.05% annualized total return of the Barclays 3-15 Year Blend Municipal Bond Index.

Q: What were the material factors that affected the Funds’ performance relative to its benchmark during the reporting period?

A: The Funds’ lower credit quality foot print and overweight to higher yielding, non-essential revenue sectors supported relative performance over the last 12 months. We did eliminate our exposure to Puerto Rico in the third quarter of 2014. This position in aggregate has been the single biggest drag on returns during the last year for the Funds.

Municipals outperformed U.S. Treasuries as both markets experienced curve-flattening, the difference between longer-yields and shorter-yields decreased. Municipal-to-Treasury yield ratios have decreased significantly over the last year, with the 5-year maturity ratio sitting at 66% as of the last quarter-end versus 95% as of third quarter of 2013. Inflation over this time frame remained muted and the Core Consumer Price Index was flat year-over-year. The themes that worked against municipals last year were in favor for most of the previous 12 months. Municipal yields have decreased substantially from their peak in 2013. Revenue sectors continued to outpace general obligation bonds as perceived riskier issuers posted positive results. Longer maturities and lower quality credits outperformed other investments during the period. Along with favorable market technicals such as seasonal supply constraints, municipal securities performed rather well overall. Buttressing municipals during this time frame have been spread-compression coupled with lower yields, positive fund flows, and lower net supply.

Q: Were there any significant adjustments made to the Funds’ portfolio during the period?

A: We eliminated our exposure to Puerto Rico in the third quarter of 2014. The expectation in the industry is for continuation of higher yields and market volatility; however, favorable market technicals such as negative net supply (more bonds being called/maturing than issued) and positive flows into bond funds could assist in overcoming market volatility. That said, we have gradually moved duration shorter thus far in 2014 and expect to maintain a neutral to slightly lower duration profile as rates normalize. Our focus continues to be on the higher-yielding, non-essential service revenue sectors and fiscally challenged states while maintaining a lower-quality footprint within the investment grade universe. The best relative value opportunities found recently have been in high coupon, short callable bonds. We see two advantages in this structure: 1) muni borrowers generally are much less efficient taking out high coupon debt and 2) if short-rates move higher in the next two years as we expect this structure should outperform low coupon, non-callable bonds.

Q: Could you describe some specific strategies and holdings that enhanced returns during the period?

A: In the National Tax-Free Intermediate Bond Fund, the best performing bonds were those in the more fiscally

COMMERCE NATIONAL, MISSOURI, AND KANSAS TAX-FREE INTERMEDIATE BOND FUND

challenged states and our high conviction sectors such as LA Local Government-Woman’s Hospital Foundation 5.50% due 10/1/25, San Marcos CA Unified School District (0.00%) due 8/1/25 and Louisiana St Public Facilities Authority-Loyola University 5.25% due 10/1/27.

In the Missouri Tax-Free Intermediate Bond Fund, the best performing bonds were LA Local Government-Woman’s Hospital Foundation 5.50% due 10/1/25 and from Missouri issuers such as Greene County MO Jamestown Project 5.00% due 4/1/32 and Kansas City MO Ref & Improvement 4.50% due 2/1/24.

In the Kansas Tax-Free Intermediate Bond Fund, the best performing bonds were LA Local Government-Woman’s Hospital Foundation 5.50% due 10/1/25 and from Kansas issuers such as Manhattan KS Hosp-Mercy Regional 5.00% due 11/15/29, Kansas St Dev Fin Auth-St of KS 5.00% due 11/1/27.

Q: What were some examples of strategies and holdings that didn’t meet your expectations?

A: In the National Tax-Free Intermediate Bond Fund, the Puerto Rico Electric Power Authority 5.25% and 5.50% due 7/1/19 (0.00%) performed poorly as did the Puerto Rico Electric Power Authority 5.00% due 7/1/21.

In the Missouri Tax-Free Intermediate Bond Fund, the Puerto Rico Electric Power Authority 5.25% and 5.50% due 7/1/19 (0.00%) as did the Puerto Rico Electric Power Authority 5.25% due 7/1/26.

In the Kansas Tax-Free Intermediate Bond Fund, the Puerto Rico Electric Power Authority 5.25% due 7/1/19 and 7/1/26 (0.00%) performed poorly as did the Puerto Rico Electric Power Authority 5.25% due 7/1/27.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2014 (Unaudited)

The following is performance information for the Commerce National Tax-Free Intermediate Bond Fund (“National Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2013 - October 31, 2014	Fund Total Return(a)	Index Total Return	Index
National Tax-Free Intermediate Bond Fund	4.59%	6.05%	Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2014(b)

Standardized Average Annual Total Return through September 30, 2014(b)	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	4.66%	4.38%	4.16%	4.77%
Barclays 3-15 Year Blend Municipal Bond Index (as of March 1, 1995)(c)	6.28%	4.36%	4.56%	5.44%

National Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2004 through October 31, 2014.

Average Annual Total Return through October 31, 2014	One Year	Five Years	Ten Years	Since Inception
National Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	4.59%	4.82%	4.15%	4.78%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
National Tax-Free Intermediate Bond Fund	0.68%	0.68%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses. Inception date of the Index return is March 1, 1995 as daily value was unavailable at February 21, 1995, the Fund’s inception date.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2014) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2015. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 96.5%
Alaska – 0.6%
Alaska Industrial Development & Export Authority Revenue Bonds (Providence Health & Services) Series H (AA-/Aa3)
$1,515,000	5.000%	10/01/22	$1,644,729

Arizona – 7.9%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700	01/01/21	776,902
750,000	4.750	01/01/22	825,788
1,000,000	5.000	01/01/25	1,111,490
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000	05/15/30	1,614,525
Maricopa County AZ Elementary School District No. 92 Pendergast Elementary GO Bonds (School Improvement Project of 2012) Series C (NR/A1)
1,095,000	2.000	07/01/17	1,129,744
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,500,000	5.000	06/01/21	1,806,555
1,000,000	5.000	06/01/22	1,216,090
1,000,000	5.000	06/01/23	1,226,400
Pinal County AZ Electric District No.3 (Refunding) (A/NR)
1,835,000	5.000	07/01/21	2,181,448
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
860,000	5.000	07/01/17	948,485
335,000	5.000	07/01/18	378,848
350,000	5.000	07/01/19	391,290
1,100,000	5.125	07/01/22	1,224,267
Rio Nuevo Multipurpose Facilities District Excise Tax Revenue Bonds (Sub Lien) Series 2008 (Assured Guaranty) (AA/A2)
3,475,000	5.750	07/15/18	4,022,764
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000	07/01/19	1,098,180
1,000,000	5.000	07/01/21	1,097,080

			21,049,856

Arkansas – 0.2%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A/NR)
535,000	5.480	09/01/17	536,129

California – 5.5%
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,174,210
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)
1,000,000	6.250	11/01/29	1,224,800
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(a)
1,000,000	0.000	08/01/24	714,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
California – (continued)
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)
$2,100,000	4.500%	07/01/24	$2,298,492
Port Oakland CA Revenue Bonds Series C (NATL-RE) (AA-/A3)
600,000	5.000	11/01/16	653,616
Santa Clara County CA East Side Union High School District GO Bonds (Refunding) Series B (NATL-RE) (AA-/A3)
800,000	5.250	02/01/23	980,888
University of California CA Revenue Bonds (General) Series Q (AA/Aa2)
5,185,000	5.250	05/15/22	5,854,072
1,655,000	5.250	05/15/28	1,852,922

			14,753,000

Colorado – 1.7%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
1,000,000	4.500	03/01/20	1,088,650
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,466,806
Colorado Health Facilities Authority Revenue Bonds (Unrefunded Balance-Adventist) Series 2006 (AA-/Aa2)(b)
1,030,000	5.125	11/15/20	1,126,429
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
285,000	4.350	11/01/19	293,311
300,000	4.600	11/01/20	310,317
Westminster CO Certificates of Participation (Refunding) (NATL-RE) (AA-/A3)
250,000	4.500	12/01/23	264,822

			4,550,335

Connecticut – 1.9%
Connecticut GO Bonds (Refunding) Series E (AA/Aa3)
1,000,000	5.000	12/15/20	1,095,930
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
1,100,000	3.250	11/15/24	1,082,851
1,350,000	3.500	11/15/25	1,342,049
1,550,000	3.750	11/15/27	1,550,604

			5,071,434

District of Columbia – 0.5%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,295,084

Florida – 8.5%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) Series 2005 (A-/A3)
875,000	5.000	04/01/18	916,676

The accompanying notes are an integral part of these financial statements.	37

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
$ 50,000	5.500%	07/01/21	$60,093
Lake County FL School Board Certificate of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	835,642
Lake County FL School Board Certificates of Participation Series A (AMBAC) (A/WR)
1,500,000	5.000	06/01/24	1,541,415
Martin County FL School Board Certificates of Participation (Refunding) Series A (AA/NR)
1,690,000	5.000	07/01/23	1,988,184
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,159,660
1,000,000	5.500	10/01/25	1,180,580
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	811,424
Miami-Dade County FL GO Bonds (Building Better Communities Program) Series 2005 (NATL-RE) (AA/Aa2)
2,815,000	5.000	07/01/35	2,894,017
Peace River/Manasota FL Regional Water Supply Authority Revenue Bonds (Utility System) Series A (AGM) (AA/Aa3)
5,000,000	5.000	10/01/35	5,195,550
Sumter County FL Industrial Development Authority Hospital Revenue Bonds (Refunding) Series B (BBB+/A3)
2,425,000	5.000	07/01/25	2,774,176
Tallahassee FL Energy Systems Revenue Bonds Series 2005 (NATL-RE) (AA/Aa3)
3,065,000	5.000	10/01/35	3,183,738

			22,541,155

Georgia – 1.8%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NATL-RE) (AA-/A3)
90,000	6.100	10/01/19	102,905
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NATL-RE) (AA-/Aa2)
55,000	5.500	08/01/23	65,616
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)
1,150,000	5.000	06/01/24	1,262,194
Gwinnett County GA School District GO Bonds Series 2008 (AAA/Aaa)
3,000,000	5.000	02/01/36	3,342,780

			4,773,495

Hawaii – 1.6%
Honolulu City & County GO Bonds Series A (NR/Aa1)
3,650,000	5.250	04/01/32	4,204,398

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – 10.9%
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Trasit Authority) Series 2006 (AMBAC) (A+/A2)
$ 350,000	5.250%	03/01/33	$400,991
Chicago O’Hare International Airport Revenue Bonds (General Airport Third Lien) Series A (NATL-RE) (AA-/A2)
4,000,000	5.000	01/01/33	4,176,200
Cook & DuPage Counties IL High School District No. 210 GO Bonds Series 2006 (NATL-RE) (NR/Aa2)
360,000	5.000	01/01/26	377,654
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds - Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)
300,000	6.400	12/01/28	348,495
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
455,000	4.625	02/01/21	494,066
400,000	5.000	02/01/23	466,216
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)
3,000,000	5.000	08/01/27	3,210,420
Illinois Finance Authority Revenue Bonds (Columbia College) (NATL-RE) (AA-/A3)
2,000,000	5.250	12/01/22	2,195,860
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
470,000	4.850	01/01/26	504,719
1,625,000	5.000	01/01/30	1,747,736
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	326,121
405,000	4.000	12/01/18	432,265
420,000	4.250	12/01/19	453,554
440,000	4.500	12/01/20	483,556
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,351,570
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,121,180
Illinois State GO Bonds (A-/A3)
3,000,000	4.000	09/01/21	3,191,370
Illinois State GO Bonds Series A (A-/A3)
1,000,000	5.000	03/01/28	1,003,220
Illinois Toll Highway Authority (Senior Priority) Series A-1 (AGM) (AA/Aa3)
3,000,000	5.000	01/01/21	3,218,670
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NATL-RE) (NR/A2)
1,000,000	5.000	01/01/20	1,110,730

38	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(a)
$ 540,000	0.000%	04/01/18	$501,228
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	774,930
University of Illinois Board of Trustees Certificates of Participation Series A (AA-/Aa3)
1,000,000	5.000	10/01/20	1,113,950

			29,004,701

Indiana – 4.8%
Allen County IN War Memorial Revenue Bonds (Refunding-Coliseum Additions Building Corp.) Series A (NR/Aa3)
615,000	5.000	11/01/16	665,356
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	266,975
675,000	6.050	02/01/23	763,864
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (BBB+/NR)
540,000	5.000	02/01/25	628,452
425,000	5.000	02/01/27	492,010
700,000	5.000	02/01/28	797,657
600,000	5.000	02/01/29	680,118
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
815,000	5.000	02/01/28	928,065
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	567,020
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,202,560
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortagage) Series 2014 (AA+/NR)
2,245,000	4.000	01/15/26	2,506,610
2,235,000	4.000	01/15/27	2,475,262
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	907,848

			12,881,797

Iowa – 0.6%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A+/A2)
1,410,000	5.000	08/15/27	1,602,169
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AA+/Aaa)
85,000	4.300	07/01/16	85,048

			1,687,217

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – 1.2%
Ashland KY Medical Center Revenue Bonds (Ashland Hospital Corp.) Series B (BBB/A3)
$1,000,000	5.000%	02/01/23	$1,087,140
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)
2,000,000	3.750	06/01/26	2,000,920

			3,088,060

Louisiana – 3.8%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
5,000,000	5.500	10/01/25	5,765,250
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (A/A2)
3,715,000	5.250	10/01/27	4,275,259

			10,040,509

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,154,360

Massachusetts – 2.8%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series 2014 (AMT) (AA/NR)
2,550,000	4.000	01/01/27	2,594,702
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
1,290,000	5.100	01/01/25	1,362,975
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,270,000	4.250	07/01/22	1,347,762
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA-/Aa3)
500,000	2.500	12/01/20	506,200
500,000	2.700	06/01/21	504,810
500,000	3.050	06/01/22	506,420
500,000	3.250	06/01/23	508,620
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
40,000	6.500	07/15/19	45,396

			7,376,885

Michigan – 3.8%
Grand Valley MI State University Revenue Bonds (A+/NR)
1,500,000	5.300	12/01/24	1,650,210
Grand Valley MI State University Revenue Bonds Series 1998 (NATL-RE) (FGIC) (AA-/A3)
755,000	5.500	02/01/18	791,331
Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care) Series C (NR/Aa3)
2,650,000	5.000	08/01/35	2,726,399

The accompanying notes are an integral part of these financial statements.	39

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – (continued)
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
$ 690,000	4.500%	10/01/19	$728,157
Michigan State Housing Development Authority Revenue Bonds (Taxable) Series B2 (GO of Authority) (AA/NR)
135,000	1.836	04/01/15	135,319
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,028,082
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)
1,000,000	4.000	05/01/24	1,106,030
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)
1,590,000	5.000	05/01/26	1,848,057

			10,013,585

Minnesota – 0.7%
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
150,000	3.800	07/01/17	154,158
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000	10/01/21	566,605
St. Paul MN Housing & Redevelopment Authority Health Care Revenue Bonds (Allina Health System) Series A-2 (AA-/Aa3)
1,000,000	5.000	11/15/19	1,160,470

			1,881,233

Mississippi – 0.0%
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
40,000	2.700	06/01/18	41,268

Missouri – 1.2%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/A1)
500,000	5.000	04/01/32	548,540
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (BBB+/NR)
1,490,000	4.250	02/15/21	1,618,006
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
125,000	0.000	02/01/15	124,500
305,000	0.000	02/01/17	290,677
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	512,875

			3,094,598

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Montana – 0.1%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
$ 105,000	4.350%	06/01/16	$105,769
105,000	4.350	12/01/16	106,577

			212,346

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)
220,000	6.000	08/15/22	252,479
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A2)
280,000	6.000	08/15/22	313,009

			565,488

Nevada – 2.4%
Clark County NV School District GO Bonds (Builiding) Series B (AMBAC) (AA-/A1)
2,150,000	5.000	06/15/20	2,371,665
Clark County NV School District GO Bonds (Limited Tax Building) Series C (AA-/A1)
1,100,000	5.000	06/15/25	1,228,689
Nye County NV School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)(c)
100,000	4.375	05/01/15	102,099
Reno NV GO Bonds (Refunding-Capital Improvement) Series A (A-/A1)
2,320,000	5.000	06/01/25	2,657,050

			6,359,503

New Hampshire – 1.3%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,381,122

New Jersey – 4.1%
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A-/A2)
1,000,000	5.000	06/15/21	1,115,090
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A2)(b)
4,700,000	2.007	02/01/18	4,864,876
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)
2,965,000	3.625	12/01/30	2,990,203
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,655,000	4.750	12/01/23	1,781,905
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	107,851

			10,859,925

40	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Mexico – 0.4%
University of New Mexico NM Revenue Bonds (Sub Lien-System Important) Series 2005 (AMBAC) (AA/Aa2)
$1,000,000	5.000%	06/01/33	$1,024,040

New York – 5.7%
Albany NY Industrial Development Agency (St. Peters Hospital Project) Series A (A+/A3)
1,000,000	5.250	11/15/27	1,092,860
Metropolitan Transportation Authority NY Revenue Bonds (Transportation) Series A (AA-/A2)
3,000,000	5.000	11/15/20	3,272,670
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A2)
150,000	5.500	11/15/18	163,359
Metropolitan Transportation Authority NY Revenue Bonds Series H (AA-/A2)
1,000,000	4.000	11/15/23	1,120,850
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (BBB+/NR)
500,000	5.000	06/01/29	558,820
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800	11/01/37	245,110
New York State Dormitory Authority Personal Income Tax Revenue Bonds (Education) Series C (AAA/Aa1)
1,460,000	5.000	12/15/20	1,594,875
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)
1,000,000	5.000	10/01/20	1,116,090
New York State Mortgage Agency Revenue Bonds (Homeowner Mortgage) Series 186 (AMT) (NR/Aa1)
1,405,000	1.200	10/01/17	1,409,805
1,815,000	1.700	10/01/18	1,819,102
2,585,000	3.500	10/01/22	2,680,852

			15,074,393

North Carolina – 1.1%
North Carolina Capital Facilities Finance Agency Revenue Bonds (Refunding-Johnson & Wales University Project) (A-/A2)
1,000,000	5.000	04/01/20	1,166,350
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000	06/01/20	195,952
420,000	3.000	06/01/21	429,064
330,000	4.000	06/01/22	354,512
350,000	4.000	06/01/23	375,456
480,000	4.000	06/01/25	506,736

			3,028,070

North Dakota – 0.2%
Williston ND Parks & Recreation District Sales Tax And Gross Revenue Bonds Series A (A/NR)
500,000	4.000	03/01/32	516,345

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – 1.0%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
$ 660,000	3.000%	12/01/19	$676,817
Columbus OH Sewerage Revenue Bonds Series A (AA+/Aa1)
1,000,000	5.000	06/01/24	1,119,420
Toledo GO Bonds Limited Tax Capital Improvement (Refunding) Series 2012 (A-/A2)
1,000,000	3.000	12/01/23	994,480

			2,790,717

Oklahoma – 0.8%
McClain County OK Economic Development Authority Educational Facilities Lease Revenue Bonds (Blanchard Public Schools Project) (A-/NR)
1,000,000	4.850	09/01/18	1,123,970
1,000,000	5.000	09/01/19	1,142,170

			2,266,140

Oregon – 0.3%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	632,215
Oregon State Housing & Community Services Department Revenue Bonds (Single Family Mortgage) Series E (AMT) (NR/Aa2)
65,000	5.050	07/01/17	66,997

			699,212

Pennsylvania – 2.5%
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000	10/01/19	1,130,134
1,250,000	5.250	10/01/31	1,341,612
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NATL-RE) (AA-/A3)
1,250,000	5.000	05/01/27	1,377,025
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	851,342
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series A (AMBAC) (A+/A1)
1,800,000	5.000	12/01/25	1,914,066

			6,614,179

Rhode Island – 2.1%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	281,434
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,188,356

The accompanying notes are an integral part of these financial statements.	41

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Rhode Island – (continued)
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
$ 950,000	5.000%	06/01/21	$1,112,564
Rhode Island State Health & Educational Building Corp. Public Schools Revenue Bonds (Financing Project) Series A (AMBAC) (NR/A3)
1,460,000	5.000	05/15/23	1,515,480
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
430,000	3.500	04/01/22	461,627

			5,559,461

South Carolina – 3.6%
Fort Mill SC School Facilities Corp. Revenue Bonds (Installment Purchase Revenue) Series 2006 (NR/Aa3)
550,000	5.250	12/01/22	602,585
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding-University Center Project) (AMBAC) (AA+/Aa1)
700,000	5.000	04/01/16	713,727
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
1,000,000	5.000	12/01/22	1,075,610
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)
2,925,000	5.000	12/01/25	3,494,819
Scago Educational Facilities Corp. for Beaufort School District SC Installment Revenue Bonds (AGM) (AA/Aa2)
175,000	5.500	12/01/15	184,930
Scago Educational Facilities Corp. for Sumter County School District 17 SC Revenue Bonds (AGM) (AA/A2)
255,000	5.500	12/01/15	268,956
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)
3,000,000	5.000	10/01/22	3,251,520

			9,592,147

South Dakota – 0.4%
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)
1,000,000	5.000	07/01/25	1,146,430

Tennessee – 0.4%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
935,000	3.500	07/01/27	962,442

Texas – 1.2%
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A+/NR)
220,000	5.000	08/01/22	232,654

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
Harris County TX Improvement District No. 18 Series 2014 (AGM) (AA/A2)
$1,340,000	5.000%	09/01/22	$1,602,922
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	258,274
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(c)
5,000	5.625	05/15/19	6,009
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)
1,025,000	5.000	08/15/27	1,176,024
Texas State Department of Housing & Community Affairs Single Family Mortgage Revenue Bonds (Refunding) Series G (AMT) (FHA/VA Mortgages) (AA+/Aa1)
20,000	4.600	09/01/19	20,234

			3,296,117

Vermont – 1.2%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,150,620
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	445,362
1,400,000	5.000	06/15/22	1,590,246

			3,186,228

Virginia – 2.6%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
5,000,000	5.000	10/01/23	6,149,250
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)(c)
420,000	5.250	07/15/17	447,607
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
225,000	5.250	07/15/17	233,201

			6,830,058

Washington – 3.1%
King County WA School District No. 414 Lake Washington GO Bonds Series 2007 (AGM) (AA/Aaa)
1,000,000	5.000	12/01/20	1,126,880
Port of Seattle WA Revenue Bonds (Refunding-Intermediate Lien) Series 2006 (XLCA) (A+/A1)
1,400,000	5.000	02/01/26	1,470,714
Puyallup WA Combined Utility Revenue Bonds Series A (AA/NR)
160,000	4.000	11/01/15	165,323

42	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Skagit County Public Hospital District No. 1 GO Bonds (Refunding-Skagit Regional Health) (NR/A1)
$2,000,000	5.000%	12/01/23	$2,414,380
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	632,089
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A+/A1)
500,000	6.000	10/01/23	587,530
Washington State Housing Finance Commission Revenue Bonds (Single Family Program) Series 1N (Non-AMT) (NR/Aaa)
925,000	3.500	12/01/23	970,427
860,000	3.700	06/01/24	903,198

			8,270,541

Wisconsin – 0.6%
Milwaukee County WI Airport Revenue Bonds (Refunding) Series B (AMT) (NATL-RE) (NR/A2)
115,000	5.000	12/01/14	115,424
350,000	5.000	12/01/15	367,287
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA-/Aa3)
1,000,000	5.000	08/15/21	1,126,490

			1,609,201

Wyoming – 0.8%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
140,000	1.000	05/01/15	140,123
290,000	2.000	05/01/16	293,500
295,000	2.000	05/01/17	297,868
305,000	3.000	05/01/18	315,019
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
270,000	1.625	12/01/14	270,124
450,000	2.250	12/01/16	456,953
Wyoming Community Development Authority Housing Revenue Bonds Series 8 (AMT) (AA+/Aa1)
385,000	4.300	12/01/15	393,847

			2,167,434

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $248,313,996)			$256,695,367

Shares	Description		Value
Investment Company – 2.2%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274			$5,869,955
(Cost $5,500,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 0.1%
Repurchase Agreement – 0.1%
State Street Bank & Trust Co.
$ 359,000	0.000%	11/03/14	$359,000
Maturity Value: $359,000
(Cost $359,000)

TOTAL INVESTMENTS – 98.8%
(Cost $254,172,996)			$262,924,322

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			3,076,185

NET ASSETS – 100.0%			$266,000,507

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Variable rate security. The interest rate shown reflects the rate as of October 31, 2014.

(c)	Prerefunded security. Maturity date disclosed is prerefunding date.

(d)	Repurchase agreement was entered into on October 31, 2014. This agreement was fully collateralized by $260,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $372,415.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

The accompanying notes are an integral part of these financial statements.	43

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2014

PORTFOLIO COMPOSITION (UNAUDITED)

	AS OF 10/31/14	AS OF 10/31/13

General Obligation	17.6%	24.2%
Education	18.2	14.1
Hospital	11.1	15.8
Lease	8.7	9.9
Power	3.1	6.9
Transportation	11.4	6.3
Single Family Housing	6.1	4.4
General	8.8	6.5
Investment Company	2.2	2.2
Student	6.8	2.0
Multi Family Housing	1.3	0.7
Crossover	0.0	0.5
Prerefunded/Escrow to Maturity	0.9	0.3
Water/Sewer	2.5	1.3
Short-term Investment	0.1	3.9

TOTAL INVESTMENTS	98.8%	99.0%

The percentage shown for each sector allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

44	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2014 (Unaudited)

The following is performance information for the Commerce Missouri Tax-Free Intermediate Bond Fund (“Missouri Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2013 - October 31, 2014	Fund Total Return(a)	Index Total Return	Index
Missouri Tax-Free Intermediate Bond Fund	4.92%	6.05%	Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2014(b)

Standardized Average Annual Total Return through September 30, 2014(b)	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	5.10%	3.43%	3.66%	4.44%
Barclays 3-15 Year Blend Municipal Bond Index (as of March 1, 1995)(c)	6.28%	4.36%	4.56%	5.44%

Missouri Tax-Free Intermediate Bond Fund 10 Year Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2004 through October 31, 2014.

Average Annual Total Return through October 31, 2014	One Year	Five Years	Ten Years	Since Inception
Missouri Tax-Free Intermediate Bond Fund (commenced February 21, 1995)(a)	4.92%	3.84%	3.64%	4.45%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Missouri Tax-Free Intermediate Bond Fund	0.66%	0.66%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays Capital 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses. Inception date of the Index return is March 1, 1995 as daily value was unavailable at February 21, 1995, the Fund’s inception date.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2014) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2015. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.7%
Arizona – 0.8%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,111,490
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,349,233

			2,460,723

California(a) – 0.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
2,000,000	0.000	07/01/27	1,257,560
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NATL-RE) (FGIC) (AA-/A3)
2,400,000	0.000	08/01/29	1,313,832

			2,571,392

Colorado – 0.1%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
420,000	4.350	11/01/19	432,247

Florida – 0.7%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,159,630
Miami-Dade County FL GO Bonds (Building Better Communities Program) Series 2005 (NATL-RE) (AA/Aa2)
1,000,000	5.000	07/01/35	1,028,070

			2,187,700

Georgia – 1.3%
Gwinnett County GA School District GO Bonds Series 2008 (AAA/Aaa)
3,495,000	5.000	02/01/36	3,894,339

Hawaii – 1.1%
Honolulu City & County GO Bonds Series A (NR/Aa1)
3,000,000	5.250	04/01/32	3,455,670

Idaho – 0.0%
Idaho Housing & Finance Association Revenue Bonds (Single Family Mortgage) Series B Class I (NR/Aa2)
70,000	5.250	07/01/29	74,229

Illinois – 1.5%
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,117,000
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)
2,000,000	4.125	02/01/30	2,151,860

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)(a)
$1,500,000	0.000%	11/01/19	$1,345,545

			4,614,405

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	568,805

Iowa – 0.5%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,410,348

Louisiana – 3.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,662,570
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
7,000,000	5.500	10/01/25	8,071,350

			9,733,920

Maryland – 0.9%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
3,000,000	2.500	06/01/25	2,746,770

Michigan – 0.3%
Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care) Series C (NR/Aa3)
1,000,000	5.000	08/01/35	1,028,830

Missouri – 81.2%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	207,784
230,000	3.000	11/01/18	239,405
210,000	3.000	11/01/19	217,522
225,000	3.625	11/01/22	232,304
470,000	3.700	11/01/23	484,424
225,000	3.800	11/01/24	231,890
480,000	3.875	11/01/25	494,400
250,000	4.000	11/01/26	257,245
Belton MO Certificates of Participation (A+/NR)
500,000	5.125	03/01/25	544,580
500,000	5.250	03/01/29	542,390
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	161,751
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
1,000,000	5.000	10/01/33	1,132,280

46	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
$2,000,000	5.250%	07/01/20	$2,307,700
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,646,875
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
400,000	4.000	08/01/18	427,924
650,000	4.000	08/01/19	698,717
Branson MO Reorganized School District No. R-4 GO Bonds (AGM) (AA/A2)
1,000,000	5.000	03/01/18	1,013,540
1,250,000	5.000	03/01/19	1,268,525
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,113,000
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (AGM) (AA/A2)
1,000,000	5.250	03/01/21	1,012,600
Campbell MO Reorganized School District No. 2 Direct Deposit Program GO Bonds (Refunding) (AA+/NR)
220,000	2.250	03/01/15	220,339
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	845,505
Cass County MO Reorganized School District No. R-2 Raymore-Peculiar Direct Deposit Program GO Bonds (AA+/NR)
1,000,000	5.000	03/01/18	1,062,660
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	708,408
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,429,491
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	885,792
Cole County MO Certificates of Participation (Jail Project) (NR/Aa3)(b)
660,000	4.300	12/01/15	688,750
1,400,000	4.500	12/01/15	1,463,980
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750	08/01/32	998,670
Gladstone MO Certificates of Participation Series A (XLCA) (NR/A1)
475,000	5.000	06/01/23	501,571
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000	09/01/20	208,010

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)
$1,000,000	5.000%	12/30/26	$1,164,220
Greene County MO Certificates of Participation (Refunding-Law Enforcement) (NR/A1)
425,000	2.500	07/01/15	428,510
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/A1)
4,280,000	5.000	04/01/32	4,695,502
Greene County MO Special Obligation Revenue Bonds (Refunding) (NR/A1)
280,000	2.500	03/01/15	281,173
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)
500,000	5.625	03/01/25	576,045
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BBB-/NR)
500,000	5.924	10/01/30	539,360
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (NR/WR)
280,000	4.600	06/01/29	281,296
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)
2,365,000	5.000	03/01/25	2,628,154
Jackson County MO Consolidated School District No. 2 Direct Deposit Program GO Bonds (NATL-RE) (AA+/A3)
1,250,000	5.000	03/01/22	1,323,512
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
530,000	4.500	12/01/19	560,528
555,000	4.500	12/01/20	585,225
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NATL-RE) (NR/Aa3)
500,000	5.000	12/01/20	533,450
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)
500,000	5.000	03/01/24	556,495
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (A/Aa3)
1,360,000	5.000	12/01/22	1,461,374
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)
4,000,000	3.000	12/01/16	4,208,440
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	977,968
595,000	4.250	12/01/23	658,296
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	981,270
920,000	3.850	12/01/20	1,028,578

The accompanying notes are an integral part of these financial statements.	47

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3) – (continued)
$ 500,000	4.350%	12/01/23	$558,925
820,000	4.500	12/01/24	918,917
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (A+/NR)
290,000	4.000	12/01/20	308,714
435,000	4.000	12/01/21	462,401
425,000	4.000	12/01/22	450,462
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series A (A+/NR)(b)
455,000	5.000	03/01/15	462,134
Jefferson County MO Library District Lease Certificates of Participation (Refunding) Series B (A+/NR)(b)
1,270,000	5.000	03/01/15	1,289,914
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)
2,570,000	5.500	02/15/29	2,635,484
1,000,000	5.500	02/15/31	1,102,310
1,500,000	5.750	02/15/35	1,537,095
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,263,434
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
1,905,000	4.500	12/01/26	2,066,963
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,463,324
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NATL-RE) (FGIC) (NR/Aa2)(b)
1,075,000	5.000	07/01/16	1,157,065
Kansas City MO Special Obligation (Prerefunded-Refunding Kansas City MO Project) Series B (ETM) (NR/NR)
55,000	3.000	01/01/15	55,245
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
1,000,000	5.500	04/01/19	1,139,100
1,575,000	5.500	04/01/23	1,791,247
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
175,000	6.431	04/01/18	175,837
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000	02/01/18	4,130,348
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000	04/15/31	538,675
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050	09/01/30	531,555

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
$1,860,000	5.000%	02/15/20	$2,162,417
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,700,000	5.000	02/15/21	2,003,824
Ladue MO School District GO Bonds (Refunding & Improvement) (AAA/NR)
500,000	5.000	03/01/20	550,830
545,000	5.000	03/01/22	599,843
500,000	5.000	03/01/23	548,655
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) (Northern Trust Company SPA) (AA-/NR)(c)
2,000,000	0.070	12/01/37	2,000,000
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000	12/01/20	1,175,100
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)
3,115,000	5.000	01/01/31	3,602,311
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)
830,000	5.250	03/01/21	903,148
700,000	5.250	03/01/22	760,851
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)
2,450,000	5.000	10/01/21	2,923,683
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000	10/01/26	1,861,682
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000	12/01/17	1,088,310
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
4,205,000	0.060	12/01/20	4,205,000
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series A (NR/Aaa)
400,000	5.500	01/01/23	466,680
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (State Revolving Funds Program) Series B (NR/Aaa)
1,115,000	5.000	07/01/17	1,198,580
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
380,000	5.125	01/01/18	381,098
5,000	5.000	01/01/22	5,013

48	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BONDFUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
$ 510,000	3.000%		10/01/17	$528,860
525,000	4.000		10/01/18	564,868
545,000	4.000		10/01/19	585,902
400,000	3.500		10/01/21	416,440
1,850,000	5.250		10/01/41	2,005,677
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)
1,440,000	4.500		06/01/28	1,548,029
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A-/A3)
1,000,000	5.125		11/01/31	1,048,580
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A/NR)
2,400,000	5.000		10/01/26	2,766,552
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000		02/15/37	2,172,420
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A/NR)
2,270,000	5.000		12/01/25	2,469,760
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000		01/01/17	1,095,900
1,000,000	5.000		01/01/18	1,130,270
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series A (AA/Aa2)
1,225,000	5.000		05/15/18	1,253,285
8,700,000	0.040	(c)	05/15/38	8,700,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000		05/15/23	1,118,200
Missouri State Health & Educational Facilities Authority Revenue Bonds (Cox Health System) (NR/A2)
2,350,000	5.125		11/15/23	2,595,387
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000		04/01/22	2,321,180
2,000,000	5.000		04/01/25	2,268,880
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000		02/15/19	2,248,260
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)
1,000,000	4.500		06/01/25	1,106,150

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) Series A (NR/A1)(c)
$1,060,000	0.070%	10/01/16	$1,060,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,160,990
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (JP Morgan Chase Bank NA) (AAA/Aaa)(c)
500,000	0.070	03/01/40	500,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (Wells Fargo Bank NA SPA) (AAA/Aaa)(c)
1,035,000	0.070	02/15/34	1,035,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series A (AAA/Aaa)
1,545,000	5.000	02/15/20	1,565,224
Missouri State Health & Educational Facilities Revenue Bonds (Variable-Washington University) Series A (AAA/Aaa)(c)
6,035,000	0.070	02/15/34	6,035,000
Missouri State Health & Educational Facility Revenue Bonds (St. Louis Univeristy) (U.S. Bank NA SPA) (NR/A1)(c)
7,990,000	0.070	07/01/32	7,990,000
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)(b)
1,165,000	5.250	05/01/17	1,302,319
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)
610,000	5.250	07/01/42	642,007
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)
500,000	4.375	07/01/30	522,890
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
592,000	3.950	05/01/21	607,647
695,000	3.950	11/01/21	713,369
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
235,000	1.500	05/01/15	236,147
300,000	3.600	11/01/23	317,622
450,000	3.750	05/01/24	477,675
380,000	3.800	05/01/25	400,326
Monarch-Chesterfield MO Levee District Special Tax (A-/NR)
3,425,000	4.000	03/01/19	3,596,353
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	286,036
280,000	3.000	04/01/19	291,267

The accompanying notes are an integral part of these financial statements.	49

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR) – (continued)
$ 265,000	3.250%	04/01/20	$274,696
275,000	4.000	04/01/21	290,452
315,000	4.000	04/01/22	329,493
385,000	4.500	04/01/27	403,788
405,000	4.500	04/01/28	423,075
425,000	4.625	04/01/29	445,234
445,000	4.750	04/01/30	467,513
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,521,707
2,750,000	4.000	06/01/26	2,933,067
2,925,000	4.000	06/01/27	3,095,323
1,000,000	4.000	06/01/28	1,055,470
O’Fallon MO Certificates of Participation (NATL-RE) (NR/Aa3)
1,000,000	5.250	11/01/18	1,158,130
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,211,249
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000	03/01/19	1,715,505
Ozark MO Certificates of Participation Series 2014 (A+/NR)
500,000	5.000	09/01/44	542,250
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	476,903
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	481,789
850,000	5.000	12/01/20	938,723
Republic MO Special Obligation Revenue Bonds (A/NR)
175,000	2.500	05/01/15	176,656
150,000	2.650	05/01/16	152,463
330,000	2.500	08/01/16	334,670
125,000	3.000	05/01/17	128,481
345,000	3.000	08/01/17	354,888
150,000	3.150	05/01/18	155,016
360,000	3.000	08/01/18	369,752
150,000	3.300	05/01/19	155,973
250,000	3.500	05/01/20	259,918
300,000	3.750	05/01/21	312,351
325,000	3.875	05/01/22	338,072
Ritenour MO School District Direct Deposit Program GO Bonds (AA+/NR)
1,740,000	4.500	03/01/17	1,828,044
Riverside MO Tax Increment Revenue Tax Allocation (L-385 Levee Project) (A/NR)(b)
1,000,000	5.250	05/01/15	1,025,010
Riverside-Quindaro MO Bend Levee District Project Revenue Bonds Series L (Radian) (BBB/NR)
500,000	5.500	03/01/15	504,445

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Rolla MO Certificates of Participation Series B (A+/NR)
$ 225,000	3.150%	07/01/27	$220,383
410,000	3.450	07/01/32	402,001
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
1,035,000	3.000	03/01/27	1,032,858
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)
645,000	3.000	03/01/23	652,656
Saint Louis MO Special Administative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,308,850
Saint Louis MO Special Administative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,433,835
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,914,386
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	611,647
575,000	6.850	03/01/29	651,481
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	428,396
Springfield MO Public Utility Revenue Certificates of Participation (Lease Purchase for Various Projects) Series A (NATL-RE) (AA/Aa3)
1,000,000	5.000	12/01/18	1,048,830
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	209,061
530,000	4.500	11/01/19	579,889
610,000	4.500	11/01/20	666,480
645,000	4.750	11/01/21	709,429
685,000	4.750	11/01/22	752,363
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	423,458
405,000	4.750	11/01/22	444,828
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
1,275,000	5.000	04/01/22	1,503,403
1,340,000	5.000	04/01/23	1,539,767
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,176,272
100,000	5.200	12/01/31	104,116

50	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Charles County MO Water Supply District No. 2 Certificates of Participation (AA/NR)
$ 650,000	5.375%	12/01/36	$677,963
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,274,425
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	1,013,020
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa2)
100,000	5.250	06/01/19	100,311
735,000	5.200	06/01/24	737,264
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
490,000	5.000	11/15/15	497,203
515,000	5.000	11/15/16	529,075
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
1,855,000	4.000	04/01/25	2,048,439
1,930,000	4.000	04/01/26	2,099,338
2,010,000	4.000	04/01/27	2,161,413
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	434,432
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000	08/15/20	1,032,185
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000	07/01/23	1,409,715
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)
2,000,000	5.000	07/01/24	2,181,520
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (AA/NR)
100,000	4.000	04/01/16	105,098
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000	04/01/21	786,570
800,000	3.000	04/01/22	832,376
800,000	3.000	04/01/23	826,328
St. Louis MO Parking Revenue Bonds (Taxable) Series B (NATL-RE) (AA-/A3)
100,000	5.140	12/15/14	100,312
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)
4,250,000	5.000	04/01/21	4,808,577
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250	05/01/21	732,169

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Taney County MO Certificates of Participation (NATL-RE) (NR/A1)
$1,095,000	4.500%	04/01/17	$1,135,526
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000	06/01/21	833,475
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A+/NR)
300,000	2.750	03/01/17	314,994
345,000	3.000	03/01/18	370,775
360,000	3.000	03/01/18(b)	386,896
385,000	3.150	03/01/18(b)	415,654
700,000	3.300	03/01/18(b)	759,178
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000	04/01/17	354,715
560,000	3.000	04/01/18	589,501
1,270,000	3.250	04/01/21	1,313,243
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A-/NR)
625,000	6.625	06/01/28	692,125

			249,106,384

New Hampshire – 1.1%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000	10/01/22	1,489,450
1,750,000	4.000	10/01/33	1,777,248

			3,266,698

New Jersey(c) – 2.0%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A2)
6,000,000	2.007	02/01/18	6,210,480

Pennsylvania – 0.4%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,073,300

Virginia – 1.6%
Fairfax County VA Economic Development Authority Revenue Bonds (Refunding Facilities Project) Series A (AA+/Aa1)
3,900,000	5.000	10/01/23	4,796,415

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $287,135,530)			$299,632,655

The accompanying notes are an integral part of these financial statements.	51

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Shares	Description	Value
Investment Company – 2.4%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803		$7,470,852
(Cost $7,000,000)

TOTAL INVESTMENTS – 100.1%
(Cost $294,135,530)		$307,103,507

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(429,296)

NET ASSETS – 100.0%		$306,674,211

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at October 31, 2014.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
SPA	—Stand-by Purchase Agreement
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION (UNAUDITED)

	AS OF 10/31/14	AS OF 10/31/13

Lease	19.0%	26.0%
General Obligation	19.6	21.2
Hospital	16.9	15.2
General	13.1	9.3
Education	16.8	8.2
Power	1.2	4.8
Transportation	3.3	3.9
Water/Sewer	2.3	3.4
Investment Company	2.4	2.2
Multi Family Housing	0.4	1.5
Single Family Housing	1.1	1.5
Crossover	1.2	0.4
Prerefunded/Escrow to Maturity	2.8	1.2
Short-term Investment	0.0	0.2

TOTAL INVESTMENTS	100.1%	99.0%

The percentage shown for each sector allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

52	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Performance Summary

October 31, 2014 (Unaudited)

The following is performance information for the Commerce Kansas Tax-Free Intermediate Bond Fund (“Kansas Tax-Free Intermediate Bond Fund”) for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund is not subject to a sales charge, so a sales charge is not applied to its total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Fund. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2013 - October 31, 2014	Fund Total Return(a)	Index Total Return	Index
Kansas Tax-Free Intermediate Bond Fund	5.51%	6.05%	Barclays 3-15 Year Blend Municipal Bond(c)

Standardized Average Annual Total Return through September 30, 2014(b)

Standardized Average Annual Total Return through September 30, 2014(b)	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	5.76%	3.59%	3.76%	4.28%
Barclays 3-15 Year Blend Municipal Bond Index (as of December 26, 2000)(c)	6.28%	4.36%	4.56%	4.99%

Kansas Tax-Free Intermediate Bond Fund Lifetime Performance

Performance of a $10,000 Investment, with distributions reinvested, from November 1, 2004 through October 31, 2014.

Average Annual Total Return through October 31, 2014	One Year	Five Years	Ten Years	Since Inception
Kansas Tax-Free Intermediate Bond Fund (commenced December 26, 2000)(a)	5.51%	3.95%	3.75%	4.29%

Expense Ratios(d)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursements)
Kansas Tax-Free Intermediate Bond Fund	0.72%	0.85%

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(b)	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. Current performance may be lower or higher than the total return figures in the above charts.

Returns reflect any fee waivers and expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on capital gains or other taxable distributions or the redemption of Fund shares.

(c)	The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Fund’s expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before waivers fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus (March 1, 2014) for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Fund’s waiver and/or expense reimbursement, if any, will remain in place through at least March 1, 2015. Applicable waivers and expense reimbursements may be modified or terminated in the future, consistent with the terms of the waiver and reimbursement agreement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.2%
Arizona – 0.5%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$500,171

California(a) – 2.0%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NATL-RE) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	421,282
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,720,378

			2,141,660

Florida – 0.7%
Miami-Dade County FL GO Bonds (Building Better Communities Program) Series 2005 (NATL-RE) (AA/Aa2)
750,000	5.000	07/01/35	771,052

Georgia – 1.1%
Gwinnett County GA School District GO Bonds Series 2008 (AAA/Aaa)
1,000,000	5.000	02/01/36	1,114,260

Illinois(a) – 0.4%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NATL-RE) (FGIC) (AA-/A3)
500,000	0.000	11/01/19	448,515

Kansas – 85.5%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,208,123
1,140,000	5.000	12/01/28	1,257,637
1,195,000	5.000	12/01/29	1,314,775
Burlington KS Environment Improvement Revenue Bonds (Refunding-Kansas City Power & Light) Series A (AAA/Aa1)(b)
3,000,000	0.050	09/01/35	3,000,000
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NATL-RE) (AA-/A2)
190,000	4.850	06/01/31	202,532
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	572,380
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,153,340
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)
595,000	4.150	12/01/27	639,429
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000	11/15/16	1,063,820
2,000,000	5.000	11/15/29	2,229,100

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
$ 235,000	3.000%	10/01/17	$244,983
500,000	3.000	10/01/18	522,720
655,000	4.000	10/01/19	715,273
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)
1,115,000	3.000	08/01/18	1,147,257
County of Shawnee KS Certificate of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
1,145,000	4.000	09/01/26	1,189,563
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A/NR)
235,000	4.000	09/01/18	253,339
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
735,000	2.000	07/15/17	756,668
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	2,014,577
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000	09/01/17	567,848
Jackson County KS Unified School District No. 336 Denison-Holton GO Bonds (Refunding & Improvement) Series B (NR/A2)
510,000	2.000	09/01/15	516,946
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) (NR/Aa3)
1,000,000	3.000	09/01/18	1,070,920
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,098,490
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	828,810
500,000	4.000	09/01/20	562,300
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)
945,000	4.000	10/01/23	1,027,347
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (A+/NR)
2,395,000	5.000	10/01/22	2,871,437
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/A3)
500,000	6.000	10/01/16	551,985
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series B (AMBAC) (A+/NR)
925,000	5.000	10/01/22	998,316
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)
825,000	5.500	09/01/36	920,609

54	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
$ 560,000	5.000%	09/01/18	$627,872
600,000	5.000	09/01/33	654,930
600,000	5.000	09/01/34	652,272
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	534,182
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
1,000,000	5.000	06/01/24	1,157,200
Kansas State Department of Transportation Revenue Bonds Series C-2 (NR/Aa2)(b)
3,000,000	0.050	09/01/22	3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,814,242
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	810,090
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa2)
1,000,000	5.500	11/15/23	1,199,990
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa2)
800,000	5.000	11/15/24	875,104
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	513,055
1,425,000	5.250	07/01/31	1,469,574
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series C (A/A1)(c)
1,375,000	4.750	06/01/15	1,410,998
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing) Series A (NATL-RE) (AA-/NR)
30,000	5.000	04/01/24	30,510
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA-/A3)
2,000,000	3.500	06/01/23	2,072,460
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,093,180
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA-/Aa3)
500,000	5.000	11/01/16	544,680
1,500,000	5.000	11/01/20	1,762,500
2,000,000	5.000	11/01/27	2,309,220
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NATL-RE) (AA-/Aa3)
1,000,000	5.250	11/01/22	1,121,380

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
$1,750,000	5.250%	01/01/25	$2,039,380
Kansas State Development Finance Authority Revenue Bonds (Transportation Revolving Fund Trust) (AA+/Aa1)
1,105,000	5.000	10/01/21	1,150,592
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500	05/01/17	314,140
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)
1,455,000	5.250	03/01/23	1,704,911
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(c)
1,100,000	5.250	09/01/27	1,304,699
315,000	5.250	09/01/29	373,618
Leavenworth County KS Unified School District No. 464 GO Bonds (Improvement) Series A (AA-/WR)(c)
1,380,000	5.000	09/01/15	1,434,745
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)
500,000	4.000	09/01/26	540,775
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement) Series A (NATL-RE) (AA-/A3)(c)
150,000	5.000	09/01/15	155,951
Lyons KS Public Building Commission Revenue Bonds (A+/NR)
315,000	5.000	10/01/23	355,770
Miami County Unified School District No. 367 Osawatomie, KS GO Bonds (Refunding) Series A (AGM) (AA/A2)(c)
1,310,000	5.000	09/01/15	1,361,968
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NATL-RE) (AA-/A3)
365,000	5.000	09/01/16(c)	395,660
1,285,000	5.000	09/01/17	1,386,566
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125	09/01/21	1,297,292
Pratt County KS Public Building Commission Revenue Bonds (A+/NR)
300,000	5.000	12/01/19	340,719
400,000	5.000	12/01/20	457,704
Reno County KS Unified School District No. 308 Hutchinson GO Bonds (Prerefunded-Refunding) Series A (NATL-RE) (NR/Aa3)(c)
355,000	4.500	09/01/22	393,897
Reno County KS Unified School District No. 308 Hutchinson GO Bonds (Unrefunded-Refunding) Series A (NATL-RE) (NR/Aa3)
145,000	4.500	09/01/22	157,899
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000	09/01/26	2,026,481

The accompanying notes are an integral part of these financial statements.	55

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

October 31, 2014

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)(c)
$1,000,000	5.250%	08/01/18	$1,151,990
Sedgwick County Unified School District No. 261 (Refunding & School Improvement) (AGM) (AA/NR)
1,500,000	5.000	11/01/32	1,600,650
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
450,000	5.250	12/01/38	467,582
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)
1,000,000	5.000	09/01/23	1,182,820
Shawnee County KS Certificate of Participation (Refunding) Series B (NR/Aa3)
795,000	3.000	09/01/18	844,918
820,000	3.000	09/01/19	875,030
845,000	3.000	09/01/20	898,869
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	209,278
Sumner County KS Unified School District No. 353 Wellington GO Bonds (Refunding) Series 2006 (NATL-RE) (AA-/A3)
650,000	4.200	09/01/24	666,874
Topeka KS GO Bonds (Refunding) Series B (AA/Aa3)
1,360,000	2.500	08/15/19	1,369,194
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NATL-RE) (AA-/A3)
35,000	5.000	06/01/16	37,509
1,000,000	5.000	06/01/23	1,141,380
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NATL-RE) (AA-/A3)
300,000	5.000	06/01/23	342,414
475,000	5.000	06/01/24	541,258
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	466,094
460,000	3.000	07/01/22	490,811
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,114,380
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,595,911
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,656,746

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Wyandotte County Unified School District No. 204 GO Bonds (Unrefunded) (Refunding & Improvement) Series A (NATL-RE) (NR/A1)
$ 750,000	5.000%	09/01/21	$774,053
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
300,000	5.000	12/01/16	326,883
400,000	5.000	12/01/17	448,932
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	493,798

			90,044,104

Louisiana – 2.2%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A-/A3)
2,000,000	5.500	10/01/25	2,306,100

Maryland – 0.8%
Maryland State Transportation Authority Passenger Facility Charge Revenue Bonds (AMT) Series B (A+/A2)
945,000	2.500	06/01/25	865,233

Massachusetts – 0.3%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
315,000	5.300	01/01/30	333,513

Michigan – 0.7%
Michigan State Hospital Finance Authority Revenue Bonds (McLaren Health Care) Series C (NR/Aa3)
750,000	5.000	08/01/35	771,622

Pennsylvania – 0.6%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	649,346

South Carolina – 1.6%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
500,000	5.000	12/01/28	535,145
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)
1,000,000	5.000	10/01/22	1,083,840

			1,618,985

Washington – 0.8%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	855,570

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $97,620,086)			$102,420,131

56	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Shares	Description	Value
Investment Company – 2.6%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
233,184		$2,774,888
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investment(d) – 0.6%
Repurchase Agreement – 0.6%
State Street Bank & Trust Co.
$ 620,000	0.000%	11/03/14	$620,000
Maturity Value: $620,000
(Cost $620,000)

TOTAL INVESTMENTS – 100.4%
(Cost $100,840,086)			$105,815,019

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%			(420,322)

NET ASSETS – 100.0%			$105,394,697

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at October 31, 2014.
(c)	Prerefunded security. Maturity date disclosed is prerefunding date.
(d)	Repurchase agreement was entered into on October 31, 2014. This agreement was fully collateralized by $445,000 U.S. Treasury Bond, 8.000%, due 11/15/21 with a market value of $637,402.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NATL-RE	—Insured by National Reinsurance Corp.
NR	—Not Rated
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION (UNAUDITED)

	AS OF 10/31/14	AS OF 10/31/13

General Obligation	32.2%	32.6%
Hospital	19.1	19.9
Lease	15.1	15.5
Power	4.4	5.7
Education	5.5	8.7
Transportation	5.8	2.3
Prerefunded/Escrow to Maturity	6.5	1.7
General	5.1	4.9
Water/Sewer	2.8	2.8
Investment Company	2.6	2.5
Single Family Housing	0.4	0.6
Student	0.3	0.4
Short-term Investment	0.6	1.5

TOTAL INVESTMENTS	100.4%	99.1%

The percentage shown for each sector allocation reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Statements of Assets and Liabilities

October 31, 2014

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $57,298,561, $198,048,211, $51,110,605, $813,937,492, $94,613,866, $254,172,996, $294,135,530 and $100,840,086, respectively)	$74,937,103	$236,841,420	$64,899,596
Cash	776	239	450
Receivables:
Interest and dividends	39,987	514,388	25,490
Investments sold	—	—	—
Fund shares sold	652,409	368,985	8,872
Reimbursement from adviser	—	21,846	—
Other	2,723	5,022	1,800
Total Assets	75,632,998	237,751,900	64,936,208

Liabilities:
Payables:
Investments purchased	—	—	—
Dividends	—	—	—
Advisory fees	39,287	57,542	34,094
Fund shares redeemed	10,500	225,370	4,100
Deferred trustee fees	34,528	27,186	16,949
Administrative fees	9,066	28,771	7,868
Accrued expenses	42,260	87,824	38,116
Total Liabilities	135,641	426,693	101,127

Net Assets:
Paid-in capital	40,437,158	192,271,857	42,308,752
Accumulated undistributed (distributions in excess of) net investment income	609,035	306,231	83,570
Accumulated net realized gain (loss)	16,812,622	5,953,910	8,653,768
Net unrealized gain	17,638,542	38,793,209	13,788,991
Net Assets	$75,497,357	$237,325,207	$64,835,081

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	2,160,129	7,302,406	1,670,140
Net asset value (net assets/shares outstanding)	$34.95	$32.50	$38.82

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$863,198,718	$97,195,732	$262,924,322	$307,103,507	$105,815,019
570	820	925	1,863,094	715

7,213,212	395,838	2,901,879	2,573,368	1,080,637
—	—	5,000,000	—	—
1,413,461	517,483	208,815	155,462	73,146
—	45,507	—	—	50,992
21,074	2,594	6,569	7,862	2,674
871,847,035	98,157,974	271,042,510	311,703,293	107,023,183

1,489,680	—	4,392,760	4,205,360	1,342,617
1,822,702	68,740	410,025	526,995	163,320
292,569	41,082	86,017	94,804	43,965
180,050	5,969	11,148	38,362	6,806
165,633	34,830	49,437	60,060	21,740
109,295	12,325	33,775	39,046	13,382
153,091	51,067	58,841	64,455	36,656
4,213,020	214,013	5,042,003	5,029,082	1,628,486

820,814,224	101,178,088	259,140,629	300,135,826	101,469,453
(5,549,430)	(1,524,513)	295,516	(14,342)	160
3,107,995	(4,291,480)	(2,186,964)	(6,415,250)	(1,049,849)
49,261,226	2,581,866	8,751,326	12,967,977	4,974,933
$867,634,015	$97,943,961	$266,000,507	$306,674,211	$105,394,697

42,462,460	5,583,327	13,678,627	15,707,967	5,436,665
$20.43	$17.54	$19.45	$19.52	$19.39

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Statements of Operations

For the Fiscal Year Ended October 31, 2014

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$—	$—	$—
Dividends	1,619,131	6,217,274	771,243
Total Investment Income	1,619,131	6,217,274	771,243

Expenses:
Advisory fees	596,688	582,535	417,468
Shareowner servicing fees	84,010	178,050	6,169
Administration fees	137,989	291,267	96,339
Transfer Agent fees	51,624	174,303	38,124
Custody and accounting fees	48,339	50,259	49,669
Professional fees	28,242	38,285	24,998
Registration fees	21,853	25,160	21,504
Trustee fees	5,198	9,276	3,364
Printing and mailing fees	3,377	8,951	1,031
Other	18,147	23,008	16,151
Total Expenses	995,467	1,381,094	674,817
Less — expense reimbursements	—	(21,846)	—
Net Expenses	995,467	1,359,248	674,817
Net Investment Income	623,664	4,858,026	96,426

Realized and unrealized gain (loss)
Net realized gain (loss)	16,958,856	6,770,659	8,676,717
Net change in unrealized gain (loss)	(2,406,226)	10,073,806	(1,103,679)
Net realized and unrealized gain (loss)	14,552,630	16,844,465	7,573,038
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,176,294	$21,702,491	$7,669,464

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$33,716,859	$2,010,739	$8,598,968	$10,384,066	$3,339,463
244,288	—	246,261	313,414	116,428
33,961,147	2,010,739	8,845,229	10,697,480	3,455,891

3,350,535	493,830	984,693	1,099,246	512,786
540,036	46,338	77,315	154,432	68,156
1,230,321	148,686	380,816	449,547	155,480
121,012	30,290	37,505	47,595	27,881
169,719	65,408	90,789	95,514	57,955
115,596	29,624	44,882	46,503	29,955
39,844	20,749	28,246	47,545	20,672
43,110	4,794	13,260	15,989	4,832
52,160	7,173	13,911	17,414	3,573
77,058	21,867	31,922	35,686	19,988
5,739,391	868,759	1,703,339	2,009,471	901,278
—	(194,714)	—	—	(175,707)
5,739,391	674,045	1,703,339	2,009,471	725,571
28,221,756	1,336,694	7,141,890	8,688,009	2,730,320

5,108,851	57,795	(2,219,154)	(6,409,692)	(1,052,521)
5,699,368	(666,676)	6,432,307	11,922,320	3,835,568
10,808,219	(608,881)	4,213,153	5,512,628	2,783,047
$39,029,975	$727,813	$11,355,043	$14,200,637	$5,513,367

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2013
From Operations:
Net investment income	$623,664	$753,484	$4,858,026	$3,525,707
Net realized gain	16,958,856	13,428,162	6,770,659	5,459,490
Net change in unrealized gain (loss)	(2,406,226)	6,489,245	10,073,806	20,003,994
Net increase in net assets from operations	15,176,294	20,670,891	21,702,491	28,989,191

Distributions to Shareholders:
From net investment income	(614,637)	(600,069)	(4,888,623)	(3,387,100)
From net realized gains	(13,379,736)	(3,209,975)	(123,948)	—
Total distributions to shareholders	(13,994,373)	(3,810,044)	(5,012,571)	(3,387,100)

From Share Transactions:
Proceeds from sales of shares	10,565,007	11,746,374	100,718,728	62,820,109
Proceeds received in connection with in-kind sale	—	—	—	—
Reinvestment of distributions	7,605,254	2,101,839	2,273,146	978,772
Cost of shares redeemed	(47,291,295)	(17,685,727)	(41,098,115)	(28,396,268)
Net increase (decrease) in net assets resulting from share transactions	(29,121,034)	(3,837,514)	61,893,759	35,402,613
TOTAL INCREASE (DECREASE)	(27,939,113)	13,023,333	78,583,679	61,004,704

Net Assets:
Beginning of year	103,436,470	90,413,137	158,741,528	97,736,824
End of year	$75,497,357	$103,436,470	$237,325,207	$158,741,528
Undistributed (distributions in excess of) net investment income	$609,035	$607,613	$306,231	$321,220

62	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2013

$96,426	$271,601	$28,221,756	$29,090,037
8,676,717	6,949,636	5,108,851	2,390,001
(1,103,679)	7,511,180	5,699,368	(29,371,867)
7,669,464	14,732,417	39,029,975	2,108,171

(202,256)	(183,790)	(31,259,532)	(30,956,046)
(6,999,042)	(5,309,384)	—	—
(7,201,298)	(5,493,174)	(31,259,532)	(30,956,046)

7,762,539	8,883,313	171,199,040	159,396,997
—	—	15,190,894	—
2,083,398	1,750,937	7,952,090	7,611,044
(11,100,183)	(11,188,439)	(114,182,055)	(144,083,912)
(1,254,246)	(554,189)	80,159,969	22,924,129
(786,080)	8,685,054	87,930,412	(5,923,746)

65,621,161	56,936,107	779,703,603	785,627,349
$64,835,081	$65,621,161	$867,634,015	$779,703,603
$83,570	$185,959	$(5,549,430)	$(3,417,782)

The accompanying notes are an integral part of these financial statements.	63

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2013
From Operations:
Net investment income	$1,336,694	$1,651,249	$7,141,890	$8,061,770
Net realized gain (loss)	57,795	234,602	(2,219,154)	1,824,730
Net change in unrealized gain	(666,676)	(1,676,016)	6,432,307	(15,685,226)
Net increase (decrease) in net assets from operations	727,813	209,835	11,355,043	(5,798,726)

Distributions to Shareholders:
From net investment income	(2,041,802)	(2,507,648)	(7,120,497)	(8,001,537)
From net realized gains	—	—	(1,819,381)	(3,124,595)
Total distributions to shareholders	(2,041,802)	(2,507,648)	(8,939,878)	(11,126,132)

From Share Transactions:
Proceeds from sales of shares	44,208,165	43,011,189	52,655,081	70,152,639
Reinvestment of distributions	865,517	876,785	670,298	1,117,021
Cost of shares redeemed	(49,060,080)	(61,302,347)	(37,715,185)	(56,589,335)
Net increase (decrease) in net assets resulting from share transactions	(3,986,398)	(17,414,373)	15,610,194	14,680,325
TOTAL INCREASE (DECREASE)	(5,300,387)	(19,712,186)	18,025,359	(2,244,533)

Net Assets:
Beginning of year	103,244,348	122,956,534	247,975,148	250,219,681
End of year	$97,943,961	$103,244,348	$266,000,507	$247,975,148
Undistributed (distributions in excess of) net investment income	$(1,524,513)	$(1,382,470)	$295,516	$307,256

64	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2013	For the Fiscal Year Ended October 31, 2014	For the Fiscal Year Ended October 31, 2013

$8,688,009	$9,900,718	$2,730,320	$3,271,505
(6,409,692)	1,514,717	(1,052,521)	197,216
11,922,320	(19,182,615)	3,835,568	(5,947,319)
14,200,637	(7,767,180)	5,513,367	(2,478,598)

(8,694,907)	(9,871,792)	(2,701,227)	(3,253,380)
(1,518,654)	(1,240,072)	(207,704)	(803,712)
(10,213,561)	(11,111,864)	(2,908,931)	(4,057,092)

49,047,866	71,893,920	17,329,289	25,214,485
1,512,647	1,743,946	420,342	681,980
(55,869,181)	(66,450,191)	(18,692,829)	(30,464,689)
(5,308,668)	7,187,675	(943,198)	(4,568,224)
(1,321,592)	(11,691,369)	1,661,238	(11,103,914)

307,995,803	319,687,172	103,733,459	114,837,373
$306,674,211	$307,995,803	$105,394,697	$103,733,459
$(14,342)	$(12,897)	$160	$(26,235)

The accompanying notes are an integral part of these financial statements.	65

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)		Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Fiscal Years Ended October 31,
2014	$34.32	$0.22		$5.09	$5.31	$(0.19)	$(4.49)	$(4.68)
2013	28.81	0.25		6.49	6.74	(0.19)	(1.04)	(1.23)
2012	25.56	0.16		3.20	3.36	(0.11)	—	(0.11)
2011	24.73	0.13	(c)	0.82	0.95	(0.12)	—	(0.12)
2010	21.24	0.19	(d)	3.41	3.60	(0.11)	—	(0.11)

VALUE FUND
For the Fiscal Years Ended October 31,
2014	$29.83	$0.78		$2.69	$3.47	$(0.78)	$(0.02)	$(0.80)
2013	24.10	0.77		5.70	6.47	(0.74)	—	(0.74)
2012	21.18	0.67		2.90	3.57	(0.65)	—	(0.65)
2011	18.91	0.48		2.24	2.72	(0.45)	—	(0.45)
2010	16.81	0.22		2.10	2.32	(0.22)	—	(0.22)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.02 per share and 0.09% of average net assets.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.13 per share and 0.56% of average net assets.

66	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets		Portfolio turnover rate

$34.95	17.42%	$75,497	1.08%	1.08%	0.68%		40%
34.32	24.39	103,436	1.07	1.07	0.80		78
28.81	13.18	90,413	1.13	1.15	0.57		52
25.56	3.84	96,856	1.13	1.19	0.50	(c)	43
24.73	16.98	119,567	1.13	1.24	0.82	(d)	46

$32.50	11.76%	$237,325	0.70%	0.71%	2.50%		18%
29.83	27.27	158,742	0.66	0.66	2.84		34
24.10	16.99	97,737	0.70	0.70	2.94		46
21.18	14.51	71,025	0.86	0.90	2.32		116
18.91	13.88	49,932	1.20	1.26	1.24		47

The accompanying notes are an integral part of these financial statements.	67

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income (loss)(a)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Fiscal Years Ended October 31,
2014	$38.64	$0.06		$4.36	$4.42	$(0.11)	$(4.13)	$(4.24)
2013	33.38	0.16		8.32	8.48	(0.10)	(3.12)	(3.22)
2012	32.78	0.06	(c)	2.43	2.49	—	(1.89)	(1.89)
2011	31.24	(0.06	)(d)	1.60	1.54	—	—	—
2010	24.06	(0.07)		7.29	7.22	(0.04)	—	(0.04)

BOND FUND
For the Fiscal Years Ended October 31,
2014	$20.24	$0.70		$0.27	$0.97	$(0.78)	$—	$(0.78)
2013	20.99	0.77		(0.70)	0.07	(0.82)	—	(0.82)
2012	20.39	0.82		0.64	1.46	(0.86)	—	(0.86)
2011	20.35	0.89		0.06	0.95	(0.91)	—	(0.91)
2010	19.17	0.93		1.21	2.14	(0.96)	—	(0.96)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.20% of average net assets.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.19% of average net assets.

68	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$38.82	12.58%	$64,835	1.05%	1.05%	0.15%		43%
38.64	27.92	65,621	1.09	1.09	0.45		75
33.38	8.12	56,936	1.18	1.18	0.20	(c)	64
32.78	4.93	56,264	1.24	1.24	(0.18	)(d)	46
31.24	30.08	53,380	1.33	1.33	(0.24)		45

$20.43	4.86%	$867,634	0.70%	0.70%	3.44%		22%
20.24	0.31	779,704	0.72	0.72	3.71		23
20.99	7.30	785,627	0.77	0.77	3.96		18
20.39	4.80	725,261	0.81	0.81	4.39		26
20.35	11.46	648,695	0.83	0.83	4.75		26

The accompanying notes are an integral part of these financial statements.	69

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Fiscal Years Ended October 31,
2014	$17.78	$0.24	$(0.12)	$0.12	$(0.36)	$—	$(0.36)
2013	18.14	0.27	(0.23)	0.04	(0.40)	—	(0.40)
2012	18.15	0.30	0.14	0.44	(0.45)	—	(0.45)
2011	18.48	0.38	(0.19)	0.19	(0.52)	—	(0.52)
2010	18.16	0.48	0.42	0.90	(0.58)	—	(0.58)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2014	$19.27	$0.54	$0.32	$0.86	$(0.54)	$(0.14)	$(0.68)
2013	20.59	0.63	(1.07)	(0.44)	(0.63)	(0.25)	(0.88)
2012	19.42	0.64	1.27	1.91	(0.64)	(0.10)	(0.74)
2011	19.50	0.71	0.16	0.87	(0.71)	(0.24)	(0.95)
2010	18.84	0.67	0.71	1.38	(0.67)	(0.05)	(0.72)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

70	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$17.54	0.70%	$97,944	0.68%	0.88%	1.35%	27%
17.78	0.24	103,244	0.68	0.83	1.48	25
18.14	2.46	122,957	0.68	0.83	1.66	26
18.15	1.07	129,510	0.68	0.88	2.09	27
18.48	5.04	133,022	0.68	0.89	2.60	28

$19.45	4.59%	$266,001	0.67%	0.67%	2.81%	74%
19.27	(2.23)	247,975	0.66	0.66	3.18	37
20.59	9.95	250,220	0.70	0.74	3.16	17
19.42	4.73	194,878	0.70	0.84	3.76	44
19.50	7.43	191,897	0.70	0.86	3.49	46

The accompanying notes are an integral part of these financial statements.	71

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Year

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2014	$19.25	$0.56	$0.37	$0.93	$(0.56)	$(0.10)	$(0.66)
2013	20.39	0.61	(1.06)	(0.45)	(0.61)	(0.08)	(0.69)
2012	19.69	0.64	0.79	1.43	(0.65)	(0.08)	(0.73)
2011	19.70	0.69	0.03	0.72	(0.69)	(0.04)	(0.73)
2010	19.30	0.66	0.43	1.09	(0.66)	(0.03)	(0.69)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Fiscal Years Ended October 31,
2014	$18.90	$0.50	$0.53	$1.03	$(0.50)	$(0.04)	$(0.54)
2013	20.01	0.57	(0.98)	(0.41)	(0.56)	(0.14)	(0.70)
2012	19.27	0.62	0.77	1.39	(0.61)	(0.04)	(0.65)
2011	19.32	0.66	0.10	0.76	(0.66)	(0.15)	(0.81)
2010	19.05	0.63	0.33	0.96	(0.63)	(0.06)	(0.69)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

72	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of year	Total return(b)	Net assets at end of year (in 000s)	Ratio of net expenses to average net assets	Ratio of total expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover rate

$19.52	4.92%	$306,674	0.67%	0.67%	2.90%	29%
19.25	(2.29)	307,996	0.64	0.64	3.07	23
20.39	7.33	319,687	0.70	0.74	3.20	14
19.69	3.77	266,668	0.70	0.84	3.57	15
19.70	5.72	265,798	0.70	0.84	3.37	19

$19.39	5.51%	$105,395	0.70%	0.87%	2.63%	26%
18.90	(2.09)	103,733	0.70	0.83	2.91	22
20.01	7.32	114,837	0.70	0.85	3.11	24
19.27	4.09	98,340	0.70	0.90	3.50	14
19.32	5.15	84,067	0.70	0.94	3.31	23

The accompanying notes are an integral part of these financial statements.	73

COMMERCE FUNDS

Notes to Financial Statements

October 31, 2014

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) which require management to make estimates and assumptions that may affect the amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV’’) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost of the REIT.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2014

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Collateralized mortgage-backed securities (CMOs) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

At October 31, 2014, the Funds’ investment in a repurchase agreement was subject to enforceable MRAs. The repurchase agreement on a net basis was as follows:

Repurchase Agreements	Growth	Value	MidCap Growth	Bond	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Total gross amount presented in Statements of Assets and Liabilities	$1,278,000	$4,887,000	$632,000	$24,057,000	$1,271,000	$359,000	$—	$620,000
Non-cash Collateral offsetting(1)	(1,278,000)	(4,887,000)	(632,000)	(24,057,000)	(1,271,000)	(359,000)	—	(620,000)
Net Amount(2)	$—	$—	$—	$—	$—	$—	$—	$—

(1)	At October 31, 2014, the value of the collateral received from each seller exceeded the value of the related repurchase agreements.

(2)	Net amount represents the net amount due from the counterparty in the event of a default based on the contractual set-off rights under the agreement.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2014

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy outs; ratings downgrades; and bankruptcies.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of October 31, 2014:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$73,659,103	$—	$—
Short-term Investment	—	1,278,000	—
Total	$73,659,103	$1,278,000	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$231,954,420	$—	$—
Short-term Investment	—	4,887,000	—
Total	$231,954,420	$4,887,000	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Exchange Traded Fund	$64,267,596	$—	$—
Short-term Investment	—	632,000	—
Total	$64,267,596	$632,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$80,159,585	$—
Municipal Bond Obligations	—	96,228,284	—
Mortgage-Backed Obligations	—	155,036,537	—
Corporate Obligations	—	450,876,557	—
Foreign Debt Obligations	518,325	—	—
U.S. Treasury and/or Other U.S. Government Agencies	12,156,819	38,781,226	—
Investment Company	5,384,385	—	—
Short-term Investment	—	24,057,000	—
Total	$18,059,529	$845,139,189	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$3,513,084	$—
Mortgage-Backed Obligations	—	18,827,577	—
U.S. Treasury and/or Other U.S. Government Agencies	12,873,541	60,710,530	—
Short-term Investment	—	1,271,000	—
Total	$12,873,541	$84,322,191	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$256,695,367	$—
Investment Company	5,869,955	—	—
Short-term Investment	—	359,000	—
Total	$5,869,955	$257,054,367	$—
MISSOURI TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$299,632,655	$—
Investment Company	7,470,852	—	—
Total	$7,470,852	$299,632,655	$—

KANSAS TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$102,420,131	$—
Investment Company	2,774,888	—	—
Short-term Investment	—	620,000	—
Total	$2,774,888	$103,040,131	$—

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2014

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds including investments for which market quotations are not readily available. The Trustees have delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. The contractual advisory fees for the Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Growth and MidCap Growth	0.65%	0.50%	0.40%
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%

The contractual advisory fee for the Value Fund is 0.30% of the Fund’s average daily net assets.

For the fiscal year ended October 31, 2014, the effective advisory fees were 0.65%, 0.30%, 0.65%, 0.41%, 0.50%, 0.39%, 0.37% and 0.49% for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

COMMERCE FUNDS

4. AGREEMENTS AND OTHER AFFILIATED TRANSACTIONS (continued)

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. (“Goldman Sachs”), and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, the Funds will pay an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.03% of each Fund’s average daily net assets.

C.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.13%, 0.70%, 0.88%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the fiscal year ended October 31, 2014.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration support services. For these services, the Service Organizations are entitled to receive fees from each Fund at an annual rate of up to 0.25% of the average daily net asset value of Fund shares beneficially owned by clients of such Service Organizations. For the fiscal year ended October 31, 2014, Commerce Bank, an affiliate of the Adviser, received $359,483 in shareowner servicing fees.

D.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by the Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2014

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the fiscal year ended October 31, 2014, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$36,547,136	$—	$80,028,426
Value	—	94,522,155	—	35,356,672
MidCap Growth	—	27,290,907	—	35,802,268
Bond	2,946,106	223,533,500	15,553,744	159,012,186
Short-Term Government	25,190,332	1,049,673	23,536,976	5,494,824
National Tax-Free Intermediate Bond	—	201,582,496	—	178,355,379
Missouri Tax-Free Intermediate Bond	—	84,853,006	—	86,580,238
Kansas Tax-Free Intermediate Bond	—	27,855,120	—	26,466,847

6. TAX INFORMATION

The tax character of distributions paid during the fiscal year ended October 31, 2014 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$3,997,870	$4,873,015	$1,359,440	$31,259,532
Net long-term capital gains	9,996,503	139,556	5,841,858	—
Total taxable distributions	$13,994,373	$5,012,571	$7,201,298	$31,259,532

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$2,041,802	$117,363	$29,506	$967
Net long-term capital gains	—	1,818,438	1,518,551	207,678
Total taxable distributions	$2,041,802	$1,935,801	$1,548,057	$208,645
Total tax-exempt income distributions	$—	$7,004,077	$8,665,504	$2,700,286

COMMERCE FUNDS

6. TAX INFORMATION (continued)

The tax character of distributions paid during the fiscal year ended October 31, 2013 was as follows:

	Growth	Value	MidCap Growth	Bond
Distributions paid from:
Ordinary income	$600,069	$3,387,100	$321,050	$30,956,046
Net long-term capital gains	3,209,975	—	5,172,124	—
Total taxable distributions	$3,810,044	$3,387,100	$5,493,174	$30,956,046

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Distributions paid from:
Ordinary income	$2,507,648	$986,403	$291,291	$211,075
Net long-term capital gains	—	2,156,871	953,635	593,418
Total taxable distributions	$2,507,648	$3,143,274	$1,244,926	$804,493
Total tax-exempt income distributions	$—	$7,982,858	$9,866,938	$3,252,599

As of October 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Undistributed ordinary income — net	$5,335,402	$1,515,007	$2,355,274	$1,984,533
Undistributed long-term capital gains	12,221,318	5,516,820	6,419,419	3,107,995
Total undistributed earnings	$17,556,720	$7,031,827	$8,774,693	$5,092,528
Capital loss carryforward	—	—	—	—
Timing differences (distributions payable, deferred compensation)	(21,148)	(20,631)	(13,774)	(1,926,843)
Unrealized gains (losses) — net	17,524,627	38,042,154	13,765,410	43,654,106
Total accumulated gains (losses) — net	$35,060,199	$45,053,350	$22,526,329	$46,819,791

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Undistributed ordinary income — net	$111,857	$—	$—	$—
Undistributed tax-exempt income	—	672,282	435,041	111,798
Undistributed long-term capital gains	—	—	—	—
Total undistributed earnings	$111,857	$672,282	$435,041	$111,798
Capital loss carryforward	(4,291,480)	(2,186,964)	(6,415,248)	(1,049,849)
Timing differences (distributions payable, deferred compensation)	(81,538)	(428,316)	(549,298)	(171,876)
Unrealized gains (losses) — net	1,027,034	8,802,876	13,067,890	5,035,171
Total accumulated gains (losses) — net	$(3,234,127)	$6,859,878	$6,538,385	$3,925,244

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2014

6. TAX INFORMATION (continued)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforwards:(1)(2)
Expiring 2015	$(1,094,544)	$—	$—	$—
Expiring 2016	(347,228)	—	—	—
Expiring 2017	(400,692)	—	—	—
Expiring 2018	(460,436)	—	—	—
Expiring 2019	(375,119)	—	—	—
Perpetual Short-Term	(266,198)	—	(432,522)	(61,805)
Perpetual Long-Term	(1,347,263)	(2,186,964)	(5,982,726)	(988,044)
Total capital loss carryforwards	$(4,291,480)	$(2,186,964)	$(6,415,248)	$(1,049,849)

(1)	Expiration occurs on October 31 of the year indicated. The Short-Term Government Fund had a capital loss carry forward of $2,653,199 that expired in the current fiscal year.
(2)	The Bond Fund utilized $1,094,728 of capital losses in the current fiscal year.

As of October 31, 2014, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$57,412,476	$198,799,266	$51,134,186	$819,544,612
Gross unrealized gain	18,236,855	40,224,961	14,540,535	56,958,957
Gross unrealized loss	(712,228)	(2,182,807)	(775,125)	(13,304,851)
Net unrealized security gain	$17,524,627	$38,042,154	$13,765,410	$43,654,106

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$96,168,698	$254,121,446	$294,035,617	$100,779,848
Gross unrealized gain	4,157,109	9,064,798	13,374,283	5,084,252
Gross unrealized loss	(3,130,075)	(261,922)	(306,393)	(49,081)
Net unrealized security gain	$1,027,034	$8,802,876	$13,067,890	$5,035,171

COMMERCE FUNDS

6. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of market discount accretion and premium amortization.

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. These open tax years remain subject to examination and adjustment by tax authorities.

Fund	Paid-in Capital	Accumulated net realized gain (loss)	Undistributed (distributions in excess of) net investment income (loss)
Growth	$10,388	$(2,783)	$(7,605)
Value	—	(15,608)	15,608
MidCap Growth	—	(3,441)	3,441
Bond	—	(906,128)	906,128
Short-Term Government	(2,653,199)	2,090,134	563,065
National Tax-Free Intermediated Bond	—	33,133	(33,133)
Missouri Tax-Free Intermediate Bond	—	(5,453)	5,453
Kansas Tax-Free Intermediate Bond	—	2,698	(2,698)

In order to present certain components of the Funds’ capital accounts on a tax-basis, certain reclassifications have been recorded to the Funds’ accounts. These reclassifications have no impact on the net asset value of the Funds’ and result primarily from dividend redesignations, expired capital loss carryforwards, redemptions utilized as distributions, and differences in the tax treatment of underlying fund investments, and the recognition of income and gains/losses of certain bonds.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2014

7. OTHER RISKS (continued)

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

COMMERCE FUNDS

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Fiscal Year Ended October 31, 2014		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	325,421	$10,565,007	385,331	$11,746,374
Reinvestment of distributions	247,431	7,605,254	75,149	2,101,839
Shares redeemed	(1,426,730)	(47,291,295)	(584,239)	(17,685,727)
Net Decrease	(853,878)	$(29,121,034)	(123,759)	$(3,837,514)

	Value Fund
	For the Fiscal Year Ended October 31, 2014		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	3,226,063	$100,718,728	2,296,040	$62,820,109
Reinvestment of distributions	72,159	2,273,146	36,589	978,772
Shares redeemed	(1,316,690)	(41,098,115)	(1,066,785)	(28,396,268)
Net Increase	1,981,532	$61,893,759	1,265,844	$35,402,613

	MidCap Growth Fund
	For the Fiscal Year Ended October 31, 2014		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	211,051	$7,762,539	260,802	$8,883,313
Reinvestment of distributions	58,997	2,083,398	56,928	1,750,937
Shares redeemed	(298,273)	(11,100,183)	(325,042)	(11,188,439)
Net Decrease	(28,225)	$(1,254,246)	(7,312)	$(554,189)

	Bond Fund
	For the Fiscal Year Ended October 31, 2014		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	8,411,197	$171,199,040	7,714,810	$159,396,997
Shares issued in connection with in-kind	751,652	15,190,894	—	—
Reinvestment of distributions	390,827	7,952,090	369,231	7,611,044
Shares redeemed	(5,615,775)	(114,182,055)	(6,984,000)	(144,083,912)
Net Increase	3,937,901	$80,159,969	1,100,041	$22,924,129

COMMERCE FUNDS

Notes to Financial Statements (continued)

October 31, 2014

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Short-Term Government Fund
	For the Fiscal Year Ended October 31, 2014		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	2,506,485	$44,208,165	2,390,738	$43,011,189
Reinvestment of distributions	49,077	865,517	48,829	876,785
Shares redeemed	(2,779,539)	(49,060,080)	(3,409,766)	(61,302,347)
Net Decrease	(223,977)	$(3,986,398)	(970,199)	$(17,414,373)

	National Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2014		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	2,737,505	$52,655,081	3,500,446	$70,152,639
Reinvestment of distributions	35,031	670,298	55,216	1,117,021
Shares redeemed	(1,964,411)	(37,715,185)	(2,838,861)	(56,589,335)
Net Increase	808,125	$15,610,194	716,801	$14,680,325

	Missouri Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2014		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	2,537,991	$49,047,866	3,579,092	$71,893,920
Reinvestment of distributions	78,494	1,512,647	87,429	1,743,946
Shares redeemed	(2,904,426)	(55,869,181)	(3,352,746)	(66,450,191)
Net Increase (Decrease)	(287,941)	$(5,308,668)	313,775	$7,187,675

	Kansas Tax-Free Intermediate Bond Fund
	For the Fiscal Year Ended October 31, 2014		For the Fiscal Year Ended October 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold	910,259	$17,329,289	1,287,734	$25,214,485
Reinvestment of distributions	22,065	420,342	34,794	681,980
Shares redeemed	(983,213)	(18,692,829)	(1,574,094)	(30,464,689)
Net Decrease	(50,889)	$(943,198)	(251,566)	$(4,568,224)

COMMERCE FUNDS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

The Commerce Funds:

We have audited the accompanying statements of assets and liabilities of the Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund, and Kansas Tax-Free Intermediate Bond Fund, portfolios of The Commerce Funds, (collectively, “The Commerce Funds”), including the schedules of investments, as of October 31, 2014, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of The Commerce Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2014, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Commerce Funds as of October 31, 2014, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 22, 2014

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended October 31, 2014 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2014 through October 31, 2014.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/14	Ending Account Value 10/31/14		Expenses Paid for the 6 months ended 10/31/14*	Beginning Account Value 5/1/14	Ending Account Value 10/31/14		Expenses Paid for the 6 months ended 10/31/14*	Beginning Account Value 5/1/14	Ending Account Value 10/31/14		Expenses Paid for the 6 months ended 10/31/14*	Beginning Account Value 5/1/14	Ending Account Value 10/31/14		Expenses Paid for the 6 months ended 10/31/14*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,093.90		$5.91	$1,000.00	$1,045.60		$3.92	$1,000.00	$1,069.20		$5.42	$1,000.00	$1,021.50		$3.52
Hypothetical 5% return	1,000.00	1,019.56	+	5.70	1,000.00	$1,021.37	+	3.87	1,000.00	1,019.96	+	5.30	1,000.00	1,021.73	+	3.52
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,003.90		$3.43	$1,000.00	$1,017.80		$3.51	$1,000.00	$1,018.70		$3.51	$1,000.00	$1,025.00		$3.57
Hypothetical 5% return	1,000.00	1,021.78	+	3.47	1,000.00	1,021.73	+	3.52	1,000.00	1,021.73	+	3.52	1,000.00	1,021.68	+	3.57

*

Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended October 31, 2014. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	1.12%	Short-Term Government	0.68%
Value	0.76	National Tax-Free Intermediate Bond	0.69
MidCap Growth	1.04	Missouri Tax-Free Intermediate Bond	0.69
Bond	0.69	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

Trustees and Officers (Unaudited)

The Board of Trustees of the Trust is responsible for the management of the business and affairs of the Trust. The Trustees and officers of the Trust and their principal occupations for the last five years are set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Commerce Funds’ statement of additional information (“SAI”), which includes additional information about the Trustees, is available and may be obtained without charge by calling 1-800-995-6365.

Each Trustee holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date a trustee dies, resigns or is removed by at least two-thirds of the Board of Trustees in accordance with the Trust’s Declaration of Trust; (c) in accordance with the by-laws of the Trust (which may be changed by the Trustees without shareholder approval) at the end of the fiscal year during which the Trustee attains the age of 75 years; unless the Board, in its discretion, votes to retain a trustee or (d) the Trust terminates. Each officer holds office for an indefinite term until the earliest of: (a) the election of his successor; (b) the date an officer dies, resigns or is removed by the Board of Trustees in accordance with the Trust’s by-laws; or (c) the Trust terminates.

Independent Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
David L. Bodde c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 71	Lead Independent Trustee	20 years	Professor, International Center for Automative Research, Clemson University, since August 2004. Charles N. Kimball Professor of Technology and Innovation, University of Missouri, Kansas City, from July 1996 to July 2004.	8	Director, Great Plains Energy Inc. since 1994.

Charles W. Peffer* c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 67	Trustee	11 years	Retired. Former Partner and Managing Partner of KPMG LLP until 2002.	8	Director, Garmin Ltd. (aviation and consumer technology) since 2004; Director, NPC International Inc. (restaurant and business) (from 2006 to Dec. 2011 and since 2012). Director, Sensata Technologies Holding N.V. (sensors and control systems for various manufacturing products) since 2010. Director, HD Supply Holdings, Inc. (Industrial distributor of products and services in North America) since 2013.

James M. Snowden, Jr c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 71	Trustee	3 years	Executive Vice President, Huntleigh Securities Corporation since 1995.	8	None

COMMERCE FUNDS

Trustees and Officers (Unaudited) (continued)

Interested Trustees

Name, Address and Age	Position(s) Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex(1) Overseen by Trustee	Other Directorships Held by Trustee(2)
Martin E. Galt III** c/o The Commerce Funds 922 Walnut Street Kansas City, MO 64106 Age: 72	Trustee and Chairman	11 years	Chairman, Commerce Family Office, since December 1, 2011. Chairman, The Commerce Trust Company, September, 2004 to October 31, 2010. President, Investment Products, TIAA-CREF, January 1999 to October 2003.	8	None

Officers

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
William R. Schuetter Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 54	President	5 years	Chief Operations Officer, Commerce Investment Advisors, Inc., since May 2001; Director, Commerce Investment Advisors, Inc., since April 2008; Vice President, Commerce Bank since 1998; President of The Commerce Funds, since May 2008.

Angela Dew Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 37	Secretary, Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	7 years	Chief Compliance Officer of the Trust, since 2007. Chief Compliance Officer, Commerce Investment Advisors, Inc., since 2007.

Scott McHugh Goldman, Sachs & Co. 200 West Street New York, NY 10282 Age: 43	Treasurer	6 years	Vice President, Goldman Sachs Asset Management, Global Products Services Group, since February 2007; Treasurer, Goldman Sachs Mutual Fund Complex, since October 2009.

Peter W. Fortner Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 Age: 56	Chief Accounting Officer	6 years	Vice President, Goldman, Sachs & Co., since July 2000. Assistant Treasurer, Goldman Sachs Mutual Fund Complex, since July 2000.

*	Mr. Peffer serves as a Director of Lockton Inc. (“Lockton”), a privately owned company (since 2013). Lockton serves as the Funds’ insurance broker. Commerce Bancshares, Inc. (“Commerce Bancshares”), parent company of the Adviser, pays Lockton an annual fee for insurance brokerage services provided to both the Funds and Commerce Bancshares in the amount of approximately $365,000 (the “Transaction”). The Transaction is not considered material to Lockton or Commerce Bancshares, and Mr. Peffer is not considered to have a material business relationship with either the Adviser or the Trust under the Act as a result of the Transaction.

**

Mr. Galt is an interested person of the Trust because he owns shares of the Adviser’s parent company, Commerce Bancshares, Inc. and because he also currently serves as Chairman of the Commerce Family Office.

(1)	The “Fund Complex” consists of the Trust.

(2)

Directorships of companies required to file reports with the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Act.

COMMERCE FUNDS

Officers (continued)

Name, Address and Age	Position Held with The Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Philip V. Giuca, Jr. Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302 Age: 62	Assistant Treasurer	15 years	Assistant Treasurer and Vice President, Goldman, Sachs & Co., since May 1992. Assistant Secretary, The Goldman Sachs Group Inc. since 2000.

Andrew Murphy Goldman, Sachs & Co. 200 West Street New York, NY 10282 Age: 42	Assistant Secretary	2 years	Vice President, Goldman Sachs (April 2009-Present); Assistant General Counsel, Goldman Sachs (April 2009-Present).

Jeffrey Bolin Commerce Investment Advisors, Inc. 922 Walnut Street Kansas City, MO 64106 Age: 47	Assistant Vice President	5 years	Vice President and Business Manager, Commerce Investment Advisors, Inc. since March 2012; Assistant Vice President, The Commerce Funds, since November 2008; Assistant Vice President and Business Manager, Commerce Investment Advisors, Inc., November 2008 to March 2012.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to make that include price volatility, liquidity and enhanced sensitivity to interest rates.

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a

COMMERCE FUNDS

diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

COMMERCE FUNDS

Commerce Funds Tax Information (Unaudited)

For the year ended October 31, 2014, 38.51%, 97.54%, and 55.63% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the dividends received deduction available to corporations.

For the year ended October 31, 2014, 39.77%, 100%, and 60.79% of the dividends paid from net investment company taxable income by the Growth, Value, and Mid Cap Growth Funds, respectively, qualify for the reduced tax rate under the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Pursuant to Section 852 of the Internal Revenue Code, the Growth, Value, Mid Cap Growth, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds designate $9,996,503 $139,556 $5,841,858, $1,818,438, $1,518,551, and $207,678 respectively, or, if different, the maximum amount allowable, as capital gain dividends paid during the year ended October 31, 2014.

During the year ended October 31, 2014, 98.35%, 99.66%, and 99.96%, of the distributions from net investment income paid by the National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, were exempt-interest dividends and as such, are not subject to U.S. Federal income tax.

During the year ended October 31, 2014, the Growth and Mid Cap Growth Funds designate $3,380,557 and $1,160,625, respectively, as short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code.

During the year ended October 31, 2014, 100% of the distributions paid from net investment company taxable income by the Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds, respectively, are designated as either interest-related dividends or short-term capital gain dividends pursuant to section 871(k) of the Internal Revenue Code.

ADVISER AND CO-ADMINISTRATOR
Commerce Investment Advisors, Inc.
922 Walnut Street
4th Floor
Kansas City, Missouri 64106

CUSTODIAN/ACCOUNTING AGENT
State Street Bank & Trust Company
1 Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT
Boston Financial Data Services, Inc.
330 W. 9th
4th Floor
Kansas City, Missouri 64105

DISTRIBUTOR
Goldman, Sachs & Co.
200 West Street
New York, New York 10282

CO-ADMINISTRATOR
Goldman Sachs Asset Management, L.P.
200 West Street
New York, New York 10282

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Two Financial Center
60 South St.
Boston, MA 02111

LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, Pennsylvania 19103-6996

This Annual Report contains facts concerning The Commerce Funds' objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.

The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.

The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. You may also review and obtain copies at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC's website at http://www.sec.gov.

This report is not authorized for distribution to prospective investors unless preceeded or accompanied by a current prospectus, which contains more complete information about the Commerce Funds' investment objectives, risks, charges and expenses. Investors should read the prospectus carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

TRUSTEES

Martin E. Galt III, *Chairman*

David L. Bodde, *Lead Independent Trustee*

Charles W. Peffer

James M. Snowden, Jr.

OFFICERS

William Schuetter, *President*

Angela Dew, *Vice President, Chief Compliance Officer and Secretary*

Jeffrey Bolin, *Vice President*

Peter W. Fortner, *Chief Accounting Officer*

Scott McHugh, *Treasurer*

Philip V. Giuca Jr., *Assistant Treasurer*

Andrew Murphy, *Assistant Secretary*

922 Walnut
Fourth Floor
Kansas City, Missouri 64106

www.commercefunds.com

1-800-995-6365

147648.MF.MED.TMPL/12/2014

commerce funds™

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the Registrant has adopted a code of ethics, the Code of Conduct for Senior Officers, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. A copy of the Code of Conduct for Senior Officers is filed herein under Item 12(a)(1).

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Conduct for Senior Officers.

(d) During the period covered by this report, the Registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Conduct for Senior Officers.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that the Registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. Charles W. Peffer is the “audit committee financial expert” and is “independent” (as each of these terms is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the Registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the Registrant’s Audit Committee or Board of Trustees.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $130,100 and $126,300 for fiscal years ended October 31, 2014 and 2013, respectively.

(b) Audit-Related Fees. There were no fees billed in either of the last two fiscal years for assurance and related services by the Registrant’s principal accountant reasonably related to the performance of the audit of the Registrant’s financial statements that were not reported under paragraph (a) of this item.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $39,950 and $38,000 for the fiscal years ended October 31, 2014 and 2013, respectively. Tax fees for the fiscal years ended October 31, 2014 and 2013 consist of tax compliance services rendered to the Registrant. These services include the preparation of federal and state corporate tax returns and excise tax returns, as well as services relating to excise tax distribution requirements.

(d) All Other Fees. There were no fees billed in either of the last two fiscal years for products and services provided by the Registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(l) Pursuant to a Board resolution adopted on February 10, 2004, to the extent required by applicable regulations, all audit and non-audit services provided by the independent accountants shall be pre-approved either: (a) by the Registrant’s Audit Committee as a whole; or (b) between meetings of the Audit Committee by the Chairman of the Audit Committee and the Registrant’s designated Audit Committee Financial Expert, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $383,203 and $352,393 for the fiscal years ended October 31, 2014 and 2013, respectively.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	The Commerce Funds’ Code of Conduct for Senior Officers is attached hereto.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
January 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
January 8, 2015

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
January 8, 2015